-------------------------------------------------------------------------------
Letter to Shareholders


-------------------------------------------------------------------------------
Dear Shareholders:

     A return of robust economic growth during the period under review fueled fears of higher inflation, which pushed Treasury yields higher across the maturity spectrum. In this semiannual report, we will review the performance of the Goldman Sachs Fixed Income Funds for the six-month period ended April 30, 1997, as well as provide a brief overview of the U.S. economy and the bond market. We are pleased to note that during the period, the Goldman Sachs Fixed Income Funds performed well compared with their peers.

Economic Activity Rebounded, Led by Consumer Spending

     After a sluggish third quarter, the pace of economic growth strengthened during the period. During November and December, consumer spending rebounded, the trade deficit narrowed and industrial production climbed significantly. As a result, fourth-quarter real Gross Domestic Product (GDP) growth was 3.8% (annualized), up from 2.1% in the prior quarter.

     Economic activity continued to gain momentum during the first quarter of 1997, with real GDP surging 5.8%, the largest jump in a decade. Signs of strength were led by a sharp increase in consumer spending, which resulted in solid sales gains for automobile manufacturers and retailers. In addition, upbeat reports on factory orders and inventories, construction outlays and labor market conditions all pointed towards economic acceleration. Despite the growth spurt, reported inflation remained surprisingly mild during the period. Furthermore, several economic reports for April came in at the low end of consensus expectations, which suggested that the economy could moderate during the second quarter.

The Bond Market Rallied, Then Fell as Inflation Fears Reemerged

     The U.S. fixed income market came under pressure during the period under review. In November, bonds performed well in anticipation of a continued slowdown in U.S. economic growth. However, the market experienced a reversal in December when better-than-expected economic data, in particular, robust employment figures, triggered a sell-off and drove interest rates higher. In early February, bond prices briefly rebounded, but later faltered as it became increasingly likely that the U.S. Federal Reserve would raise short term interest rates in March. By the end of March, the yield on the benchmark 30-year Treasury bond rose above the psychologically important 7% threshold. Despite the lackluster performance of the U.S. bond market for the period as a whole, a sharp rebound at the end of April helped bonds recoup part of their earlier losses.

The Fed Raised the Federal Funds Rate in March

     In March 1997, the Fed raised the federal funds rate by 25 basis points to 5.50%. Though there were few signs of actual inflation, the Fed tightening was prompted by the economy's pervasive strength. The Fed's action was its first since a quarter-point cut in January 1996.

     During the period under review, the yield curve shifted higher across all maturities. The yield on six-month Treasury bills rose from 5.26% on October 31, 1996 to approximately 5.52% on April 30, 1997. For the same period, the yield on the 30-year U.S. Treasury bond rose more dramatically, climbing from 6.64% to 6.95%.

-------------------------------------------------------------------------------
   Table of Contents
   Market Overview                                          1
   Goldman Sachs Adjustable Rate Government Fund            3
   Goldman Sachs Short Duration Government Fund             9
   Goldman Sachs Short Duration Tax-Free Fund              14
   Goldman Sachs Core Fixed Income Fund                    20
   Financial Statements                                    28
   Notes to Financial Statements                           32
   Financial Highlights                                    39
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Letter to Shareholders   (continued)


--------------------------------------------------------------------------------
Historical Treasury Yield Curve

[LINE GRAPH APPEARS HERE]

                      10/31/96      4/30/97
3-Month                5.14%         5.23%
6-Month                5.26%         5.52%
1                      5.40%         5.89%
2                      5.73%         6.27%
3                      5.86%         6.40%
5                      6.07%         6.57%
10                     6.34%         6.71%
15                     6.64%         6.95%


Source: Bloomberg, L.P.


The yield curve shifted upward across all maturities and steepened sharply at the short end.

Outlook: Strengthening Economic Growth May
Trigger Further Preemptive Rate Hikes

     Despite reports of economic moderation and minimal price acceleration, the economy's broad-based fundamental strength and resilient equity market make additional Fed rate increases likely this year. Goldman Sachs' economists believe that the speed and extent of Fed tightening will depend in large part on the emergence of conclusive signs that the economy is nearing maximum capacity, rather than immediate evidence of increased inflationary pressures.

     In conclusion, we thank you for your support of the Goldman Sachs Fixed Income Funds and we look forward to continuing our relationship.

Sincerely,

/s/ David B. Ford

David B. Ford

Co-Head,
Goldman Sachs Asset Management

/s/ John P. McNulty

John P. McNulty
Co-Head,
Goldman Sachs Asset Management

/s/ Sharmin Mossavar-Rahmani

Sharmin Mossavar-Rahmani
Chief Investment Officer - Fixed Income Investments
Goldman Sachs Asset Management

May 30, 1997

-------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund


--------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Adjustable Rate Government Fund seeks a high level of current income consistent with low volatility of principal. The portfolio ordinarily invests substantially all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with primary emphasis on adjustable rate mortgage securities (ARMs). Under normal interest rate conditions, the fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security.

Special Events

     As of March 27, 1997, the fund opened a new share class (Service). In addition, effective May 1, 1997, the name of the GS Adjustable Rate Government Fund was changed to the Goldman Sachs Adjustable Rate Government Fund. The fund's objective and investment focus remain the same.

ARM Market Performed Well, Buoyed by Low Volatility and Strong Investor Demand

     The ARM market performed well during the period under review, supported by low volatility and stable prepayments. In addition, investor interest in the sector increased as opportunities in short-duration alternatives diminished. In combination, these factors drove ARM spreads approximately 15 basis points tighter over the period.

Performance Review

     During the six-month period ended April 30, the fund's Institutional, Administration and Class A shares all outperformed the six-month U.S. Treasury bill and the one-year U.S. Treasury bill. (The fund's duration as of April 30 was 0.7 years, in between that of the six-month and the one-year U.S. Treasury bill.) The fund's positive performance was due to the tightening of yield spreads between ARMs and Treasuries, as well as the incremental yield of ARMs over similar-duration Treasuries.

     The fund also performed well compared with its peers. For the 12 months ended April 30, 1997, the fund's Institutional shares ranked 11th out of 47 adjustable rate mortgage funds based on total return, as tracked by Lipper Analytical Services, Inc. (Lipper does not rank the fund's Administration, Service and Class A shares. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

     We are pleased to announce that for the three- and five-year periods ended April 30, 1997, the fund's Institutional shares were rated "five stars" (out of 1,193 taxable bond funds) and "four stars" (out of 641 taxable bond funds), respectively, according to Morningstar, Inc., an independent rating agency. In addition, as of April 30, Morningstar rated the fund's Administration shares "five stars" for the one-year period (out of 1,709 taxable bond funds) and "four stars" (out of 1,193 taxable bond funds) for the three-year period./1/






------------------------------------------------
/1/Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 4/30/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and 10-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Institutional shares received "five stars" for the one-year period and were rated among 1,709 taxable bond funds. The Morningstar ratings apply only to the fund's Institutional and Administration shares; the fund's Class A and Service shares have not been rated. Class A and Service shares are subject to additional fees and expenses which may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund (continued)


--------------------------------------------------------------------------------
  Performance Summary: October 31, 1996 - April 30, 1997
--------------------------------------------------------------------------------
                                                            6-Month    1-Year
                  Institu-  Adminis-                       Treasury   Treasury
                   tional    tration   Class A   Service*    Bill       Bill
                   ------    -------   -------   -------     ----       ----
 Total Return        3.28%     3.16%     3.16%      0.74%    2.65%      2.56%
   (based on net
   asset value)
--------------------------------------------------------------------------------
  Return From        2.97%     2.85%     2.85%      0.20%     NA         NA
   Monthly
   Distributions
--------------------------------------------------------------------------------
  Return From        0.31%     0.31%     0.31%      0.54%     NA         NA
   Price
   Appreciation
--------------------------------------------------------------------------------
 NAV (4/30/97)      $9.86     $9.86     $9.86      $9.86      NA         NA
--------------------------------------------------------------------------------
 NAV Change        +$0.03    +$0.03     $0.03      $0.02      NA         NA
--------------------------------------------------------------------------------

* New share class opened during the period. Performance and net asset value
(NAV) change are from its inception date on 3/27/97.

Portfolio Composition and Investment Strategies

     Portfolio composition remained similar compared with six months ago, with the exception of a slight reduction in collateralized mortgage obligations
(CMOs) and an increase in repurchase agreements/cash equivalents.

            Portfolio Composition as of April 30, 1997*

                           [PIE CHART APPEARS HERE]

ARMs                             85.8%
SBA Floaters                      7.4%
Repos/Cash Equivalents            4.8%
CMOs                              2.0%


* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.


 . ARMs. As of April 30, 1997, the fund's primary investment continued to be in ARMs, which accounted for 85.8% of the portfolio. We emphasized seasoned, fully indexed one-year Constant Maturity Treasury (CMT) securities that were issued prior to 1990, which are attractive because of their lower prepayment risk. (Seasoned issues are less likely to be impacted by prepayments than newly issued mortgages because homeowners who did not refinance in earlier periods of lower rates are generally less likely to refinance in the future.)

 .    SBA Floaters. The portfolio's position in securities backed by Small
Business Administration (SBA) loans was 7.4%, approximately the same as six months ago. The sector offered incremental yield over similar-duration Treasuries and increased fund diversification.

 .    CMOs. We reduced the portfolio's CMO allocation to 2.0%, down from 3.5%
last October. Within the sector, the fund's largest holding was a 1.1% position in super floaters. Because super floaters are generally considered to be higher risk than conventional floaters, we use them selectively in seeking to enhance fund performance. The remainder of the CMO position (0.9%) was invested in a variety of other structures.

 .    Duration. We seek excess return over similar-duration U.S. Treasuries through our sector weightings and specific security selection rather than attempting to make interest rate predictions. Therefore, we manage the fund's duration to approximate that of the Index, partly through the use of futures. As of April 30, the fund's duration was 0.7 years, unchanged from six months ago.

Credit Quality. The fund invests exclusively in securities issued by the U.S. government, its agencies or instrumentalities, which are considered to be of the highest credit quality.

Market Outlook

     Despite some suggestion of economic moderation, we continue to believe that interest rates are likely to move higher during the balance of the year. This expectation is

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund (continued)


--------------------------------------------------------------------------------
predicated on the economy's broad-based fundamental strength, as well as the Fed's well-publicized commitment to monetary discipline.

     As of the end of the period, we have a neutral outlook for the ARM sector. ARMs are currently trading at fair value, reflecting a stable prepayment outlook. Seasoned one-year CMT ARMs remain attractive as a core holding due to their prepayment stability in a falling rate environment and reduced cap risk in a rising rate environment.

Distribution Policy

     During the six-month period ended April 30, 1997, the fund's
Institutional, Administration and Class A shares distributed $0.29, $0.28 and $0.28 per share, respectively. From their inception on March 27 through April 30, the fund's Service shares paid out $0.05 per share.

     The fund distributes substantially all of its investment company taxable income. The dividend is set at the start of each month, based on the income the fund is expected to generate. However, because the fund invests primarily in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a portfolio will receive. Therefore, at times a portfolio may distribute amounts above or below current income levels. To date, however, our dividend policy has not affected the management of the fund or significantly affected its NAV per share.



/s/ Jonathan A. Beinner

Jonathan A. Beinner

/s/ Peter D. Dion

Peter D. Dion

/s/ James P. McCarthy

James P. McCarthy

Portfolio Managers
Goldman Sachs Adjustable Rate Government Fund
May 30, 1997


--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal              Interest             Maturity
    Amount                 Rate                 Date                 Value
-------------------------------------------------------------------------------
Mortgage Backed Obligations--94.4%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a)--25.6%
$    2,499,665              7.41%           07/01/18             $   2,603,551
     1,337,640              7.57            12/01/18                 1,390,932
    10,052,878              7.45            05/01/19                10,420,411
    19,024,919              7.65            11/01/19/(b)/           19,952,383
     4,828,320              7.75            05/01/20                 5,061,431
    17,560,720              7.50            06/01/20/(b)/           18,260,339
    36,305,075              7.77            02/01/22/(b)/           38,097,820
     6,736,255              7.27            06/01/22                 6,940,632
     3,743,219              7.48            08/01/22                 3,889,430
     6,343,944              7.55            09/01/22                 6,616,543
     5,798,265              7.29            09/01/22                 5,961,312
    16,426,906              7.65            11/01/22                17,181,558
     9,544,724              7.68            06/01/24                10,002,584
     3,422,929              7.32            02/01/28                 3,543,279
     1,677,210              7.68            07/01/30                 1,756,089
-------------------------------------------------------------------------------
                                                                 $ 151,678,294
-------------------------------------------------------------------------------
Adjustable Rate Federal National Mortgage Association (FNMA)(a)--53.9%
$    1,626,928              7.45%           04/01/03             $   1,648,729
     1,063,451              7.81            11/01/14                 1,116,453
       671,988              7.60            12/01/15                   696,771
     5,800,505              6.72            03/01/17                 5,911,063
     3,475,919              7.56            03/01/17                 3,625,279
    11,078,486              7.04            04/01/17                11,476,093
       734,378              7.51            11/01/17                   764,216
     4,070,446              6.49            03/01/18                 4,114,976
       755,256              7.67            05/01/18                   781,101
     1,196,229              7.88            05/01/18                 1,250,167
     1,291,177              7.32            06/01/18/(c)/            1,326,271
     7,811,611              7.50            06/01/18                 8,172,898
     4,895,608              7.48            07/01/18                 5,117,428
     6,964,915              7.61            07/01/18                 7,297,907
     5,963,754              7.27            08/01/18                 6,190,198
     3,775,708              7.75            08/01/18                 3,964,493
     3,424,816              7.60            10/01/18                 3,584,275
     6,244,935              7.49            11/01/18                 6,486,927
     1,919,120              7.39            12/01/18                 1,992,296
    12,663,766              7.67            12/01/18/(b)/           13,296,954
     3,245,589              7.37            06/01/19                 3,366,779
     4,222,057              7.31            07/01/19                 4,376,415
     1,572,328              7.40            07/01/19                 1,632,768
     1,466,614              7.35            08/01/19                 1,513,589
     4,212,924              7.63            09/01/19                 4,404,485
     2,660,817              7.31            01/01/20                 2,761,848
     2,845,244              7.79            03/01/20                 2,987,506
     8,236,162              7.39            07/01/20                 8,548,889
     4,385,557              7.67            02/01/21                 4,600,713
     4,953,699              7.40            04/01/21                 5,140,998
    69,652,900              7.65            09/01/21/(b)/           72,928,676
     5,721,530              7.10            01/01/22                 5,920,639
    20,957,781              7.66            02/01/22/(b)/           21,972,976
    13,609,253              7.80            06/01/22                14,266,989
       645,000              7.56            08/01/22                   661,628
     2,036,342              7.73            08/01/22                 2,137,202
    29,003,668              7.67            09/01/22/(b)/           30,449,210
     1,821,772              7.57            02/01/23                 1,868,464
       272,046              6.23            12/01/23                   268,986
    15,812,397              7.56            04/01/25                16,501,660
    16,515,667              7.59            09/01/25                17,302,804
     3,390,319              7.41            08/01/27                 3,523,830
     2,373,397              7.43            10/01/27                 2,466,102
     1,077,506              7.09            07/01/29                 1,111,350
-------------------------------------------------------------------------------
                                                                 $ 319,529,001
-------------------------------------------------------------------------------
Adjustable Rate Government National Mortgage Association (GNMA)(a)--3.9%
$    1,430,321              7.00%           03/20/16             $   1,462,732
     1,877,843              7.13            08/20/17                 1,929,784
       975,525              7.13            08/20/18                 1,004,186
     6,329,270              7.00            02/20/21                 6,492,439
     3,551,234              6.50            01/20/22                 3,624,282
     4,539,525              7.13            04/20/22                 4,679,978
     3,724,927              7.00            03/20/23                 3,816,299
-------------------------------------------------------------------------------
                                                                 $  23,009,700
-------------------------------------------------------------------------------
Adjustable Rate Small Business Administration (SBA)(a)--7.3%
$    1,395,750              7.00%           10/25/14             $   1,435,878
     2,310,178              7.00            02/25/15                 2,370,450
     2,799,672              7.00            04/25/15                 2,871,428
     1,880,379              7.00            05/25/15                 1,928,573

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund   (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal              Interest             Maturity
    Amount                 Rate                Date                  Value
-------------------------------------------------------------------------------
Mortgage Backed Obligations(continued)
Adjustable Rate Small Business Administration
(SBA)(continued)
$    1,022,753              7.00%            08/25/15            $   1,055,992
     1,661,578              7.00             09/25/15                1,709,348
     2,041,631              7.00             10/25/15                2,094,591
     1,059,044              6.62             09/25/16                1,070,302
     4,076,904              6.62             07/25/17                4,121,505
     4,036,805              6.62             08/25/17                4,080,967
     2,744,035              6.62             08/25/17                2,774,055
     1,756,376              6.62             08/25/17                1,775,590
     3,752,990              6.62             09/25/17                3,794,048
     1,761,608              6.62             10/25/17                1,781,144
     1,774,313              6.62             10/25/17                1,793,990
     8,582,508              6.62             02/25/18                8,677,688
-------------------------------------------------------------------------------
                                                                 $  43,335,549
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations--3.7%
Adjustable Rate CMOs/(a)/ --1.8%
FNMA Remic Trust 1990-145, Class A
$   10,348,000              6.58%            12/25/20            $  10,437,510
-------------------------------------------------------------------------------
                                                                 $  10,437,510
-------------------------------------------------------------------------------
Inverse Floater/(a)/--0.0%
FNMA Remic Trust 1991-91, Class S
$      138,928              8.55%            07/25/98            $     149,631
-------------------------------------------------------------------------------
                                                                 $     149,631
-------------------------------------------------------------------------------
Inverse Floating Rate - Interest Only/(a)/--0.0%
FNMA Remic Trust 1992-157, Class SA
$    1,384,066/(d)/        55.35%            03/25/04            $      86,712
-------------------------------------------------------------------------------
                                                                 $      86,712
-------------------------------------------------------------------------------
Inverse IOette--0.1%
FHLMC Series 1164, Class O
$       33,045/(d)/        19.07%            11/15/06            $     431,596
-------------------------------------------------------------------------------
                                                                 $     431,596
-------------------------------------------------------------------------------
IOette--0.1%
FNMA Remic Trust 1990-145, Class B
$       25,428/(d)/        10.00%            12/25/20            $     850,208
-------------------------------------------------------------------------------
                                                                 $     850,208
-------------------------------------------------------------------------------
Sequential Fixed Rate CMOs--0.6%
FHLMC Series 1645, Class B
$    2,956,606              5.50%            01/15/08            $   2,730,573
FNMA Remic Trust 1990-65, Class U
       185,451              9.50             11/25/06                  185,160
FNMA Remic Trust 1991-37, Class E
       838,752              8.50             04/25/05                  839,801
-------------------------------------------------------------------------------
                                                                 $   3,755,534
-------------------------------------------------------------------------------
Super Floater CMOs/(a)/ --1.1%
FNMA Remic Trust 1992-157, Class FA
$    6,813,861              2.16%            03/25/04            $   6,632,817
-------------------------------------------------------------------------------
                                                                 $   6,632,817
-------------------------------------------------------------------------------
    Total Collateralized Mortgage Obligations                    $  22,344,009
-------------------------------------------------------------------------------
Total Mortgage Backed Obligations
    (Cost $557,420,929)                                          $ 559,896,552
-------------------------------------------------------------------------------
Repurchase Agreement--6.2%
Joint Repurchase Agreement Account
$   36,700,000              5.49%            05/01/97/(b)/       $  36,700,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
    (Cost $36,700,000)                                           $  36,700,000
-------------------------------------------------------------------------------
Total Investments
    (Cost $594,120,929)/(e)/                                     $ 596,596,552
-------------------------------------------------------------------------------


Futures contracts open at April 30, 1997 are as follows:

                                 Number of
                                 Contracts        Settlement       Unrealized
           Type               Long (Short)(f)        Month          Gain (Loss)
----------------------------  ----------------  -----------------  -------------
1-Month Libor                       110         May 1997             $(20,500)
1-Month Libor                       115         June 1997              21,563
Euro Dollars                        325         June 1997            (210,188)
Euro Dollars                        285         September 1997       (104,813)
Euro Dollars                        145         December 1997         (50,000)
Euro Dollars                         10         March 1998            (14,500)
Euro Dollars                        (20)        December 1998         (14,000)
Euro Dollars                         10         June 1999             (18,000)
Euro Dollars                         20         September 1999        (33,000)
5 Year U.S. Treasury Notes           64         June 1997              (5,781)
10 Year U.S. Treasury Notes        (281)        June 1997              70,063
                                                                   ------------
                                                                    $(379,156)
-------------------------------------------------------------------------------
Federal Income Tax Information:
Gross unrealized gain for investments in which value
    exceeds cost                                                 $   3,264,098
Gross unrealized loss for investments in which cost
    exceeds value                                                     (925,961)
-------------------------------------------------------------------------------
Net unrealized gain                                              $   2,338,137
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Adjustable Rate Government Fund   (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
/(a)/ Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1997.
/(b)/ Portions of these securities are being segregated for futures margin requirements and when-issued securities.
/(c)/  When-issued security.
/(d)/ Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
/(e)/  The aggregate cost for federal income tax purposes is $594,258,415.
/(f)/ Each Euro dollar contract represents $1,000,000 in notional par value. Each 1-month Libor contract represents $3,000,000 in notional par value. Each 5-Year and 10-year U.S. Treasury Note contract represents $100,000 in notional par value. The total notional amount and market value are $1,524,500,000 and $281,048,344 respectively. The determination of notional amounts and market value and presented here are indicative only of volume of activity and not a measure of market risk.


The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Short Duration Government Fund


-------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Short Duration Government Fund's primary objective is to provide a high level of current income by investing in a portfolio that consists of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities as well as repurchase agreements collateralized by such instruments. Secondarily, the fund may, in seeking current income, also consider the potential for capital appreciation. Under normal interest rate conditions, the fund's duration is expected to be within one-half year of its benchmark, the two-year U.S. Treasury security.

Special Events

     Effective May 1, 1997, the name of the GS Short Duration Government Fund was changed to the Goldman Sachs Short Duration Government Fund. In addition, to accommodate different clients' needs and preferences, the fund added two new share classes as of May 1: Class A shares, which have a front-end load but no contingent deferred sales charge (on amounts less than $1 million), and Class B shares, which are subject to a contingent deferred sales charge but no up-front sales charge. The fund's investment focus remains the same.

Performance Review

     During the six-month period ended April 30, the fund's Institutional, Administration and Service shares all outperformed their benchmark, the two-year U.S. Treasury security. Despite a slight decline in net asset value (NAV) due to the backup in interest rates, the fund's positions in collateralized mortgage obligations (CMOs) and adjustable rate mortgage (ARM) securities significantly contributed to performance.

     The fund performed very well relative to its peers. For the 12-month period ended April 30, 1997, the fund's Institutional and Administration shares ranked third and fifth, respectively, out of 97 short-intermediate U.S. government funds based on total return, according to Lipper Analytical Services, Inc. In addition, the fund's Service shares ranked within the top 20% (14th out of 97) for the same time period. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) In addition, the fund's Institutional shares were rated "four stars" (out of 641 taxable bond funds) by Morningstar, Inc., an independent rating agency, for the five years ended April 30./1/


-------------------------------------------------------------------------------
  Performance Summary: October 31, 1996 - April 30, 1997
-------------------------------------------------------------------------------
                               Institutional     Administration     Service
                               -------------     --------------     -------
  Total Return (based on net      2.67%               2.55%           2.42%
   asset value)
-------------------------------------------------------------------------------
   Return From Monthly            3.39%               3.27%           3.14%
      Distributions
-------------------------------------------------------------------------------
   Return From Price             -0.72%              -0.72%          -0.72%
      Depreciation
-------------------------------------------------------------------------------
  Total Return of Two-Year        2.09%               2.09%           2.09%
   U.S. Treasury
-------------------------------------------------------------------------------
  NAV (4/30/97)                  $9.76               $9.78           $9.75
-------------------------------------------------------------------------------
  NAV Change                    -$0.07              -$0.07          -$0.07
-------------------------------------------------------------------------------


----------------------------------------

/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 4/30/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and 10-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Institutional shares received "four stars" for both the three- and one-year periods and were rated among 1,193 and 1,709 taxable bond funds for the three- and one-year periods, respectively. The Morningstar ratings apply only to the funds' Institutional shares; the fund's Administration and Service shares have not been rated. The Administration and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

-------------------------------------------------------------------------------

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Short Duration Government Fund (continued)


-------------------------------------------------------------------------------
Portfolio Composition and Investment Strategies

       The most significant changes in the portfolio's sector composition during the period were a reduction in U.S. Treasuries in favor of CMOs and a new position in agency debentures.

            Portfolio Composition as of April 30, 1997*

[PIE CHART APPEARS HERE]


CMOs                                                  61.8%
ARMS                                                  19.0%
Fixed Rate Mortgage Pass-Throughs                      9.7%
Agency Debentures                                      4.8%
U.S. Treasuries                                        3.6%
Repos/Cash Equivalents                                 1.1%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 .   CMOs. CMOs accounted for 61.8% of the portfolio, up from 56.9% six months ago. The CMO sector performed very well during the period, bolstered by low volatility and strong investor demand. CMOs were particularly attractive to investors because they offered substantial yield over similar-duration Treasury and non-Treasury alternatives. Within the sector, the portfolio's positions included sequential-pay/support CMOs (24.5%) and planned amortization class
(PAC) CMOs (21.2%). These securities were short duration issues that offered relatively predictable cash flows.

 .   ARMs. As of April 30, the fund's allocation to ARMs was 19.0%, unchanged from last October. We emphasized seasoned, fully indexed one-year Constant Maturity Treasury (CMT) securities that were issued prior to 1990, which are attractive because of their lower prepayment risk. (Seasoned issues are less likely to be impacted by prepayments than newly issued mortgages because homeowners who did not refinance in earlier periods of lower rates are generally less likely to refinance in the future.)

 .   Fixed Rate Mortgage Pass-Throughs. The fixed rate mortgage pass-through sector accounted for 9.7% of the portfolio, up from 7.2% six months ago. We continued to favor the sector because of its attractive yield enhancement potential.

 .   Agency Debentures. We established a new 4.8% position in agency debentures, which are bonds issued by agencies of the U.S. government. This sector offered incremental yield over Treasuries and added to portfolio diversification.

 .   U.S. Treasuries and Repurchase Agreements/Cash Equivalents. During the
period, we sold more than three-quarters of the fund's Treasury allocation in favor of other sectors that offered better relative value. By April 30, the fund's position in the sector was down to 3.6%, while repurchase agreements/cash equivalents were 1.1%, unchanged from six months ago.

 .   Issuer Composition. The portfolio's mortgage-backed security composition by issuer was 47.6% in Federal National Mortgage Association (FNMA) issues, 37.0% in Federal Home Loan Mortgage Corporation (FHLMC) issues and 5.8% in Government National Mortgage Association (GNMA) issues.

 .   Credit Quality. The fund invests exclusively in securities issued by the
U.S. government and its agencies or instrumentalities.

 .   Prudent Use of Derivatives. The fund's CMO position included several securities typically considered to be

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Short Duration Government Fund (continued)


-------------------------------------------------------------------------------
lower risk derivatives. These included sequential-pay/support CMOs and PAC CMOs (24.5% and 21.2% of the portfolio, respectively), as noted previously, and a 9.0% allocation in CMO floaters (whose coupons reset upward when interest rates rise). The fund also held a 2.8% position in super floaters (whose coupons reset higher than conventional floaters when rates rise), a 2.1% position in inverse floaters (whose coupons reset in the opposite direction of interest rates), and small positions in PAC interest-only (IO) and inverse IO securities. We invest in these higher risk derivatives only when we believe such securities will enhance returns without incurring undue risk. These positions contributed to the fund's positive performance along with the other CMO securities. In addition, we used futures as a tool to help manage the portfolio's duration.

Market Outlook

     Our outlook is cautious for CMOs: the sector is now trading at fair spreads relative to equal-duration Treasuries and does not appear to offer significant tightening potential. Despite the lack of general value, we continue to look for issues within the CMO market that offer favorable investment characteristics that are not fully valued by the market. In the ARM market, seasoned one-year CMT ARMs remain attractive as a core holding relative to other ARM sectors.

Distribution Policy

     During the six-month period under review, the fund's Institutional, Administration and Service shares paid out distributions of $0.33, $0.32 and $0.30 per share, respectively. The fund distributes substantially all of its investment company taxable income, as required by tax law.


/s/ Jonathan A. Beinner

Jonathan A. Beinner


/s/ James B. Clark

James B. Clark

Portfolio Managers
Goldman Sachs Short Duration Government Fund
May 30, 1997

-------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Short Duration Government Fund
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------

  Principal              Interest             Maturity
   Amount                  Rate                 Date                  Value
-------------------------------------------------------------------------------
Mortgage Backed Obligations--90.0%
Adjustable Rate Federal Home Loan Mortgage Corp.  (FHLMC)(a)--13.8%
$    1,862,421                7.38%           08/01/17/(b)/      $   1,928,183
     1,799,630                7.58            12/01/18/(b)/          1,871,327
     7,952,048                7.77            02/01/22/(b)/          8,344,720
     2,036,342                7.73            08/01/22/(b)/          2,137,202
-------------------------------------------------------------------------------
                                                                 $  14,281,432
-------------------------------------------------------------------------------
Adjustable Rate Federal National Mortgage Association (FNMA)(a)--11.6%
$      306,024                9.00%           12/01/97           $     307,489
     2,894,069                6.50            04/01/03/(b)/          2,853,696
       812,321                6.00            01/01/14                 762,436
     2,961,367                6.00            03/01/14/(b)/          2,771,662
     2,552,281                7.81            11/01/14/(b)/          2,679,487
     2,569,866                7.58            08/01/22               2,636,117
-------------------------------------------------------------------------------
                                                                 $  12,010,887
-------------------------------------------------------------------------------
Fixed Rate Federal National Mortgage Association (FNMA)--3.2%
$      504,862                6.00%           10/01/08           $     484,981
     1,032,431                6.00            06/01/09                 991,774
     1,949,537                6.00            10/01/09/(b)/          1,878,671
-------------------------------------------------------------------------------
                                                                 $   3,355,426
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations (CMOs)--61.4%
Inverse Floater(a)--3.0%
FHLMC Series 1296, Class J
$      890,613               12.15%           07/15/99           $     954,683
FHLMC Series 1325, Class C
       944,285                6.83            07/15/97                 943,086
FNMA Remic Trust, Series 1992-62, Class S
     1,212,115                9.27            05/25/99               1,217,824
-------------------------------------------------------------------------------
                                                                 $   3,115,593
-------------------------------------------------------------------------------
Inverse Floating Rate - Interest Only(a)--0.2%
FHLMC Series 1684, Class JD
$    2,524,793/(c)/           3.72%           08/15/20           $     170,222
FNMA Remic Trust 1993-110, Class SC
      2,010,905/(c)/          3.52            04/25/19                  74,564
-------------------------------------------------------------------------------
                                                                 $     244,786
-------------------------------------------------------------------------------
Planned Amortization - Accrual Bond--1.2%
FHLMC Series 1560, Class X
$    1,245,394                6.00%           11/15/16           $   1,234,885
-------------------------------------------------------------------------------
Planned Amortization Class (PAC) CMOs--21.9%
FHLMC Series 1584, Class E
$    3,000,000                5.75%           10/15/16/(b)/      $   2,937,180
FHLMC Series 1684, Class F
     5,000,000                5.75            08/15/20/(b)/          4,756,650
FNMA Remic Trust 1992-138, Class C
     2,375,000                6.00            12/25/18/(b)/          2,351,986
FNMA Remic Trust, Series 1997-9, Class B
     4,000,000                6.50            10/25/22/(b)/          3,850,040
FNMA Series 1991-31, Class PJ
     3,000,000                6.55            10/25/20               2,920,290
GNMA Remic Trust 1996-6, Class PB
     6,000,000                6.50            06/16/09/(b)/          5,982,420
-------------------------------------------------------------------------------
                                                                 $  22,798,566
-------------------------------------------------------------------------------
Planned Amortization Class Interest-Only (PAC IO) CMOs--1.3%
FHLMC Series 1552, Class JE
$    7,308,380/(c)/           7.00%           02/15/14           $     313,822
FHLMC Series 1587, Class HA
     9,090,222/(c)/           6.50            10/15/08               1,032,104
-------------------------------------------------------------------------------
                                                                 $   1,345,926
-------------------------------------------------------------------------------
Planned Amortization Class Ioette CMOs--0.4%
FNMA Remic Trust 1992-198, Class K
$       34,647/(c)/          12.81%           12/25/15           $     370,318
-------------------------------------------------------------------------------
Regular Floater CMOs(a)--8.8%
FHLMC Series 1296, Class I
$    2,493,715                5.16%           07/15/97/(b)/      $   2,462,544
FHLMC Series 1325, Class B
     2,219,071                6.38            07/15/97/(b)/          2,219,759
FHLMC Series 1684, Class JC
     2,524,793                5.28            08/15/20/(b)/          2,472,706
FNMA Remic Trust 1993-110, Class FC
     2,010,905                5.48            04/25/19/(b)/          1,987,639
-------------------------------------------------------------------------------
                                                                 $   9,142,648
-------------------------------------------------------------------------------
Sequential Fixed Rate CMOs--24.6%
FHLMC Series 1033, Class G
$    2,000,000                8.00%           01/15/06/(b)/      $   2,046,860
FHLMC Series 1645, Class B
     4,927,677                5.50            01/15/08/(b)/          4,550,956
FNMA Remic Trust 1988-12, Class A
     3,743,398               10.00            02/25/18/(b)/          3,973,692
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Short Duration Government Fund (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------

  Principal              Interest             Maturity
   Amount                  Rate                 Date                 Value
-------------------------------------------------------------------------------
Mortgage Backed Obligations(continued)
Collateralized Mortgage Obligations(continued)
Sequential Fixed Rate CMOs (continued)
FNMA Remic Trust 1988-12, Class B
$    2,955,314              4.74%            02/25/18/(b)/       $   2,840,796
FNMA Remic Trust 1989-12, Class X
     1,588,415             10.00             12/25/14                1,642,024
FNMA Remic Trust 1989-18, Class B
     1,051,388              9.50             01/25/04                1,081,279
FNMA Remic Trust 1989-59, Class H
     3,840,291              7.75             10/25/18/(b)/           3,882,265
FNMA Remic Trust 1992-44, Class CA
     3,000,000             12.00             08/25/20/(b)/           3,351,960
FNMA Series 1989-34, Class E
     2,113,584              9.85             08/25/14/(b)/           2,176,992
-------------------------------------------------------------------------------
                                                                 $  25,546,824
-------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations                        $  63,799,546
-------------------------------------------------------------------------------
Total Mortgage Backed Obligations
    (Cost $93,441,725)                                           $  93,447,292
-------------------------------------------------------------------------------
Agency Debentures--4.7%
Sri Lanka Aid/(a)/
$    5,000,000              6.06%            02/21/16/(b)/       $   4,928,150
-------------------------------------------------------------------------------
Total Agency Debentures
    (Cost $4,925,000)                                            $   4,928,150
-------------------------------------------------------------------------------
U.S. Treasury Obligations--3.6%
United States Treasury Notes
$    3,800,000              5.63%            11/30/00/(b)/       $   3,696,678
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations
    (Cost $3,672,738)                                            $   3,696,678
-------------------------------------------------------------------------------
Repurchase Agreement--0.6%
Joint Repurchase Agreement Account
$      600,000              5.49%            05/01/97/(b)/       $     600,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
    (Cost $600,000)                                              $     600,000
-------------------------------------------------------------------------------
Total Investments
    (Cost $102,639,463)/(d)/                                     $ 102,672,119
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Futures contracts open at April 30, 1997 are as follows:

                                Number of
                                Contracts
                                   Long                          Unrealized
           Type                 (Short)/(e)/  Settlement Month  Gain (Loss)
----------------------------- --------------- ----------------- ---------------
1-Month Libor                        14       June 1997             $2,625
1-Month Libor                        15       May 1997              (4,125)
Euro Dollars                         56       June 1997            (12,525)
Euro Dollars                         53       September 1997        30,525
Euro Dollars                         55       December 1997         21,750
Euro Dollars                         45       March 1998           (23,125)
Euro Dollars                         40       June 1998            (35,500)
Euro Dollars                         35       September 1998       (15,250)
5 Year U.S. Treasury Notes          (71)      June 1997             (1,109)
2 Year U.S. Treasury Notes           71       June 1997            (53,250)
10 Year U.S. Treasury Notes        (131)      June 1997            101,500
U.S. Long Term Bond                  (4)      June 1997             11,843
                                                                ---------------
                                                                   $23,359
-------------------------------------------------------------------------------


Federal Income Tax Information:
Gross unrealized gain for investments in which value exceeds
       cost                                                         $  554,824
Gross unrealized loss for investments in which cost exceeds
       value                                                          (522,168)
-------------------------------------------------------------------------------
Net unrealized gain                                                 $   32,656
-------------------------------------------------------------------------------

/(a)/ Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1997.

/(b)/ Portions of these securities are being segregated for futures margin requirements.

/(c)/ Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.

/(d)/ The amount stated also represents aggregate cost for federal income tax purposes.

/(e)/ Each Euro Dollar contract represents $1,000,000 in notional par value. Each 1-Month Libor contract represents $3,000,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note and each U.S. Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value are $405,800,000 and $109,850,675, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.


The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund


--------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Short Duration Tax-Free Fund seeks to provide a high level of current income exempt from regular federal income tax, consistent with relatively low principal volatility, through investments in investment-grade municipal securities. Under normal interest rate conditions, the fund's duration will be within one-half year of its benchmark, the Lehman Brothers Three-Year Municipal Bond Index. The fund's approximate interest rate sensitivity is comparable to that of a three-year bond.

Special Event

     The fund's name was changed to Goldman Sachs Short Duration Tax-Free Fund from GS Short Duration Tax-Free Fund on May 1, 1997. In addition, Class A and Class B shares have been added to the existing Institutional, Administration and Service shares. The fund's focus and investment objective remain the same.

A Strong, Stable Municipal Bond Market

     The municipal market has remained at relatively rich levels compared with the taxable market since the end of 1996, as light primary and secondary supply has been consumed easily by stable demand. The average price of a three-year municipal bond (as calculated from data provided by Municipal Market Data, an independent municipal market information provider) declined approximately 1.25%, while yields rose from 4.15% on October 31, 1996 to 4.60% on April 30, 1997.

     Supply increased throughout most of the period, though it remained light compared with historical averages. In November, municipal bond issuance was up 30% versus the prior three-month average. As is typical, increased supply continued in early December due to the approaching year-end. The 1997 new issue supply has followed historical early-month patterns, with January and February supply well below annual averages (slightly more than $10 billion each month) and March and April supply closer to normal levels ($13 to $14 billion).

     Demand from individual investors (who control approximately two-thirds of municipal bond ownership either through mutual funds or direct investment) remained stable, but not strong, as long-term municipal yields were below the psychologically significant 6% level. While yields have not yet cracked that barrier, President Clinton's reelection and the loss of Republican momentum have put talk of tax reform and talk of significant changes in the tax-exempt status of municipal bonds on the back burner, comforting some of the investors concerned about the market. In addition, the emergence of "nontraditional" buyers during April has helped support the long end of the market.

Municipal Bond Yield Curve

                           [LINE GRAPH APPEARS HERE]


             4/30/97            10/31/96
1998           3.85%               3.90%
1999           4.40%               4.15%
2000           4.60%               4.30%
2001           4.70%               4.40%
2002           4.80%               4.50%
2003           4.85%               4.60%
2004           4.90%               4.70%
2005           4.95%               4.80%
2006           5.00%               4.90%
2007           5.05%               5.00%
2008           5.10%               5.10%
2009           5.20%               5.20%
2010           5.30%               5.25%
2011           5.35%               5.30%
2012           5.40%               5.35%
2013           5.45%               5.40%
2014           5.50%               5.40%
2015           5.50%               5.45%
2016           5.55%               5.45%
2017           5.55%               5.45%
2018           5.55%               5.50%
2019           5.55%               5.50%
2020           5.60%               5.50%
2021           5.60%               5.50%
2022           5.60%               5.50%
2023           5.60%               5.50%
2024           5.60%               5.50%
2025           5.60%               5.50%
2026           5.60%               5.50%
2027           5.60%               5.50%


The yield curve steepened and shifted upward at the short end, remained nearly the same in the mid-range, and shifted marginally upward at the longer end, in contrast to six months ago.

Performance Review

     The performance of the fund's Institutional shares exceeded the benchmark, the Lehman Brothers Three-Year Municipal Bond Index (the "Index"), for the six-month period ended April 30, 1997. The Administration and Service shares also performed well, but lagged the benchmark.


-------------------------------------------------------------------------------
Performance Summary:         October 31, 1996 - April 30, 1997
-------------------------------------------------------------------------------

                             Institutional        Administration      Service
                             -------------        --------------      -------
Total Return (based on             1.91%               1.79%           1.56%
  net asset value)
-------------------------------------------------------------------------------
 Return From                       2.11%               1.99%           1.86%
  Monthly Distributions
-------------------------------------------------------------------------------
 Return From Price                -0.20%              -0.20%         - 0.30%
  Depreciation
-------------------------------------------------------------------------------
Lehman Brothers 3-Year             1.83%               1.83%           1.83%
Municipal Bond Index
-------------------------------------------------------------------------------
NAV (as of 4/30/97)               $9.94               $9.94           $9.94
-------------------------------------------------------------------------------
NAV Change                       -$0.02              -$0.02          -$0.03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund   (continued)


--------------------------------------------------------------------------------
     The fund's positive performance during the period was primarily due to our emphasis on higher yielding revenue bonds, as well as successful selection of specific securities and relative value trades. As always, we did not make any bets on the direction of interest rates, but rather kept the fund's duration in line with the Index, occasionally using Treasury futures to actively manage sector allocation.

     In our search for incremental yield, we focused on three types of bonds. The first category was relatively generic, highly liquid securities; the second included slightly less liquid issues such as insured hospital bonds and letter-of-credit-backed debt; and the last area was "story" bonds, such as uninsured hospital and electric utility issues and multifamily housing revenue bonds, whose value is often unrecognized by the market because they are unique or generally not well understood. We identified attractive investment opportunities for the third category through our extensive credit analysis. One example of this is our purchase of an A-rated hospital bond that our credit analysis indicated would likely be defeased with the purchase of Treasury securities placed in an escrow account, thereby significantly enhancing the credit quality of the security. Our analysis proved correct and the fund benefited from the appreciation associated with the higher quality.

     We are pleased to report that the fund's Institutional shares ranked third out of 28 funds in Lipper Analytical Services, Inc.'s short-intermediate municipal debt category for the one-year period ended April 30, 1997 based on total return. (Lipper did not rank the fund's Administration and Service shares. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) In addition, as of April 30, 1997, the fund's Institutional and Administration shares were awarded a "four-star" rating for the three-year period (out of 1,257 municipal bond funds) by Morningstar, Inc. For the one-year period, the Institutional shares received a "five-star" rating (out of 1,746 municipal bond funds)./1/

Portfolio Composition and Investment Strategies:
Emphasis on Revenue Bonds

                  Portfolio Composition as of April 30, 1997*

                           [PIE CHART APPEARS HERE]

Revenue Bonds                           56.1%
Insured Revenue Bonds                   28.1%
Pre-Refunded Bonds                       7.8%
Insured General Obligations              6.8%
Variable Rate Demand Notes               1.3%


* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

------------------------------------------


/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 4/30/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and 10-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. For the one-year period, the Administration shares received four stars and were rated among 1,746 municipal bond funds. Ten percent of the funds receive the five-star rating. The Morningstar rating applies only to the fund's Institutional and Administration shares; the fund's Service shares have not been rated. Service shares are subject to additional fees that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against their peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal bond). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund   (continued)


-------------------------------------------------------------------------------


 .   Revenue Bonds. As of April 30, the portfolio's combined position in insured and uninsured revenue bonds was significantly overweighted compared with the Index, 84.2% versus 31.7%. We increased the portfolio's total revenue bond allocation from 79.7% six months ago because our emphasis on credit analysis enabled us to identify attractive revenue bonds that offered higher incremental yield than was available from general obligation bonds. (Revenue bonds pay interest and principal out of a specific revenue stream, such as sales taxes, hospital charges, tolls, electric rates and airport fees.)

 .   Pre-refunded Bonds. Over the course of the year, we re-established the fund's holdings in pre-refunded bonds to 7.8% from zero. The Index weighting of pre-refunded bonds was 18.0%.

 .   General Obligation (GO) Bonds. The fund's allocation in insured and uninsured GO bonds was dramatically cut during the period to 6.8% of the portfolio, down from 15.6% six months ago. The allocation as of April 30 was significantly underweighted versus the Index's 50.2%. GOs are backed by the general taxing power of a municipality and are typically higher credit quality but lower yielding than revenue bonds.

 .   Variable Rate Demand Notes (VRDNs). VRDNs are high-quality cash equivalents that we use to manage the portfolio's excess liquidity. VRDNs represented 1.3% of the fund, down from 4.7% six months ago.

 .   Duration. As of April 30, the fund's duration was effectively in line with that of the Index at 2.7 years.

 .   Credit Quality. During the year, the fund's credit quality allocations shifted. We continued the trend from the last reporting period by reducing the portfolio's allocation in triple-A-rated GOs, shifting in favor of double-A-rated revenue bonds. This allowed us to maintain the fund's targeted double-A-rated average credit quality and liquidity while achieving higher overall yields. We structured the portfolio's credit quality allocation like a "barbell," emphasizing higher credit quality securities in the four- to five-year maturity range and lower quality securities in the one- to three-year maturity range. As of April 30, 42.7% of the portfolio was invested in triple-A-rated bonds, while double-A- and single-A-rated securities accounted for 30.2% and 27.1%, respectively.

Market Outlook

     Our long-term outlook for municipal bond supply is essentially neutral, as rates are at high levels compared with one year ago. As a result, the current rate environment encourages neither supply (low rates bring refinancing) nor demand (high rates attract buyers). At this point, the municipal market does not perceive any real threats from the federal budget accord. Without any fundamental problems in view for tax-exempts, we are left with technical forces as the key driver in relative market performance.

Distribution Policy

     Dividends are declared daily and paid on a monthly basis. During the six-month period ended April 30, 1997, the fund's Institutional, Administration and Service shares paid out monthly distributions totaling approximately $0.21, $0.20 and $0.19 per share, respectively. The fund intends to distribute substantially all of its investment company tax-exempt income, as required by tax law.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund (continued)


-------------------------------------------------------------------------------
     We value your continued confidence in the Goldman Sachs Short Duration Tax-Free Fund and look forward to reporting on the fund's progress in the coming year.


Sincerely,

/s/ Benjamin S. Thompson

Benjamin S. Thompson


/s/ Elisabeth Schupf Lonsdale

Elisabeth Schupf Lonsdale

Portfolio Managers
Goldman Sachs Short Duration Tax-Free Fund
May 30, 1997

-------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
 Principal             Interest               Maturity
  Amount                 Rate                   Date                   Value
-------------------------------------------------------------------------------
Debt Obligations--99.7%
Alabama--2.6%
Selma, AL IDB for International Paper Co. PCRB (A-/A3)
$ 1,000,000              4.15%                07/15/08            $  1,000,000
-------------------------------------------------------------------------------
Arizona--2.8%
Mesa, Arizona IDA Health Care Facilities (AAA/Aaa)
$ 1,000,000              7.50%                01/01/04            $  1,055,940
-------------------------------------------------------------------------------
Arkansas--3.5%
West Memphis, AK Public Utility System RB (MBIA) (AAA/Aaa)
$ 1,310,000              5.25%                12/01/00            $  1,333,816
-------------------------------------------------------------------------------
Connecticut--6.6%
Connecticut State Housing Mortgage Revenue Town Colony Project (NR/Aa3)
$ 1,000,000              5.00%                04/01/08            $  1,000,260
Connecticut State Residential Recovery Authority, Series A RB (AA-/NR)
  1,500,000              5.60                 11/15/99               1,542,945
-------------------------------------------------------------------------------
                                                                  $  2,543,205
-------------------------------------------------------------------------------
District of Columbia--2.7%
DC Ref Series A (Big 1) Tcc (AAA/Aaa)
$ 1,000,000              7.70%                06/01/98            $  1,032,600
-------------------------------------------------------------------------------
Georgia--5.1%
Burke County, GA Development Authority Oglethorpe Power Corp. (A/A3)/(a)/
$ 2,000,000              4.35%                01/01/01            $  1,961,500
-------------------------------------------------------------------------------
Illinois--9.4%
Chicago, IL GO (MBIA) (AAA/Aaa)
$ 1,500,000              5.40%                10/31/00            $  1,533,405
Illinois Health Facilities Authority Highland Park Hospital, Series A
    (AAA/Aaa)
  1,000,000              5.20                 10/01/01               1,003,770
Illinois Housing Development Authority, Series 1991 A (A+/A1)
  1,000,000              7.90                 07/01/99               1,057,620
-------------------------------------------------------------------------------
                                                                  $  3,594,795
-------------------------------------------------------------------------------
Louisiana--2.7%
Louisiana Offshore Deepwater Port Authority Term B RB (A/Baa1)
$ 1,000,000              5.85%                09/01/00            $  1,030,880
-------------------------------------------------------------------------------
Maryland--4.2%
Maryland State Health and Higher Educational Facilities Authority
    GO(A-/NR)/(c)/
$ 1,600,000              5.50%                01/01/02            $  1,600,000
-------------------------------------------------------------------------------
Michigan--3.6%
Wayne Charter County, MI Airport (AAA/Aaa)
$ 1,250,000              6.75%                12/01/19            $  1,371,775
-------------------------------------------------------------------------------
Missouri--7.1%
Kansas City Municipal Assistance Corp. (AAA/Aaa)
$ 1,000,000              5.88%                10/15/00            $  1,036,930
St. Louis, MO Municipal Finance Corp., Series A (A/Aa3)
  1,655,000              5.30                 07/15/02               1,677,740
-------------------------------------------------------------------------------
                                                                  $  2,714,670
-------------------------------------------------------------------------------
New York--11.8%
Clifton Park, NY Water Authority System, Series A (AAA/Aaa)
$ 1,500,000              6.38%                10/01/11            $  1,630,695
New York City Municipal Assistance Corp., Series 62 (AA-/Aa2)
  1,500,000              5.50                 07/01/08               1,503,885
Syracuse, NY IDA RB (AA/NR)
  1,365,000              4.60                 10/15/98               1,371,020
-------------------------------------------------------------------------------
                                                                  $  4,505,600
-------------------------------------------------------------------------------
Oklahoma--5.3%
Southern Oklahoma Memorial Hospital RB (A/A)/(a)/
$ 2,000,000              5.60%                02/01/00            $  2,048,159
-------------------------------------------------------------------------------
Pennsylvania--8.9%
Pennsylvania Intergovernmental Cooperative Authority Special Tax RB (FGIC)
    (AAA/Aaa)
$ 1,500,000              5.75%                06/15/00            $  1,545,870
Philadelphia, PA Gas Works COPS (FSA) (AAA/Aaa)
  1,800,000              5.95                 04/01/00               1,859,850
-------------------------------------------------------------------------------
                                                                  $  3,405,720
-------------------------------------------------------------------------------
Tennessee--3.9%
Clarksville, TN Public Building Authority (AA/NR)
$ 1,500,000              4.75%                12/01/00            $  1,499,940
-------------------------------------------------------------------------------
Texas--3.9%
Memorial Villages, TX Water Authority (NR/Aa)
$ 1,435,000              7.00%                09/01/00            $  1,497,968
-------------------------------------------------------------------------------
Virginia--4.7%
Petersburg, VA Hospital Authority RB GO (NR/A)
$ 1,760,000              5.50%                07/01/99            $  1,795,658
-------------------------------------------------------------------------------
Washington--4.2%
Washington State Public Power Supply System RB, Series B (AA-/Aa1)
$ 1,500,000              7.20%                07/01/02            $  1,608,840
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Short Duration Tax-Free Fund  (continued)
April 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
 Principal              Interest               Maturity
  Amount                  Rate                   Date                 Value
--------------------------------------------------------------------------------
Wisconsin--2.6%
Oshkosh, WI Water Rev., Series C (NR/MIG1)/(b)/
$ 1,000,000              4.88%                01/01/00            $     998,090
--------------------------------------------------------------------------------
Wyoming--4.1%
Uinta County, WY School District Series A (FSA) (AAA/Aaa)
$ 1,500,000              6.88%                06/01/00            $   1,593,570
--------------------------------------------------------------------------------
Total Debt Obligations
    (Cost $38,115,334)                                            $  38,192,726
--------------------------------------------------------------------------------
Short-Term Obligations--3.9%
New York City Municipal Water Finance Authority, Series A (A-1+/VMIG1)
$ 1,300,000              4.25%                05/01/97            $   1,300,000
--------------------------------------------------------------------------------
Wisconsin State Health Facilities Authority (A-1+/VMIG1)
    200,000              4.50                 05/01/97                  200,000
--------------------------------------------------------------------------------
Total Short-Term Obligations
    (Cost $1,500,000)                                             $   1,500,000
--------------------------------------------------------------------------------
Total Investments
    (Cost $39,615,334)/(d)/                                       $  39,692,726
--------------------------------------------------------------------------------
Federal Income Tax Information:
Gross unrealized gain for investments in which value
    exceeds cost                                                  $     140,632
Gross unrealized loss for investments in which cost
    exceeds value                                                       (63,240)
--------------------------------------------------------------------------------

Net unrealized gain                                               $      77,392
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Investment Abbreviations:
COPS       --Certificates of Participation
FGIC       --Insured by Financial Guaranty Insurance Co.
FSA        --Financial Security Assurance Co.
GO         --General Obligation
IDA        --Industrial Development Authority
IDB        --Industrial Development Board
MBIA       --Insured by Municipal Bond Investors Assurance
NR         --Not Rated
PCRB       --Pollution Control Revenue Bond
RB         --Revenue Bond
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
/(a)/ Portions of these securities are being segregated for when-issued securities.
/(b)/  When-issued securities.
/(c)/ Securities with "Put" features with resetting interest rates. Maturity dates disclosed are the next reset interest dates.
/(d)/ The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund


-------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Core Fixed Income Fund seeks to achieve a total return consisting of capital appreciation and income that exceeds the total return of its benchmark, the Lehman Brothers Aggregate Bond Index (the "Index"), through a diversified portfolio of fixed income securities. The fund may invest in U.S. Treasury, agency, corporate, mortgage-backed and asset-backed securities, as well as in a limited amount of non-dollar-denominated fixed income securities. While the fund's performance will be measured against the Index, the portfolio is not required to hold the same securities or match the sector weightings of the Index. Every security in the portfolio must be rated at least investment grade by an independent rating agency or be considered to be of equivalent quality by Goldman Sachs Asset Management at the time it is purchased. The fund's approximate interest rate sensitivity is expected to be comparable to that of a five-year bond.

Special Events

     Effective May 1, 1997, the name of the GS Core Fixed Income Fund was changed to the Goldman Sachs Core Fixed Income Fund. In addition, to accommodate different clients' needs and preferences, the fund added two new share classes as of May 1: Class A shares, which have a front-end load but no contingent deferred sales charge (on amounts less than $1 million), and Class B shares, which are subject to a contingent deferred sales charge but no up-front sales charge. The fund's objective and investment focus remain the same.

Performance Review

     We are pleased to report that the fund's Institutional and Administration shares outperformed the Index during the period under review. The fund's positive performance was primarily due to its overweighting in non-Treasury sectors compared with the Index. Specifically, mortgage-backed securities and corporate bonds were the most significant contributors to performance, and asset-backed securities and emerging market debt also performed very well. The fund's Service shares achieved positive results, but slightly lagged the benchmark.

     The fund performed well compared with its peers. For the three-year period ended April 30, 1997, the fund's Institutional shares were rated "four stars" (out of 1,193 taxable bond funds) by Morningstar, Inc., an independent rating agency./1/

     During the period, the net asset value (NAV) of the fund's Institutional, Administration and Service shares each fell $0.14 due to rising interest rates.


--------------------------------------------------------------------------------
  Performance Summary: October 31, 1996 - April 30, 1997
--------------------------------------------------------------------------------
                             Institutional      Administration       Service
                             -------------      --------------       -------
 Total Return (based on             1.87%              1.75%            1.63%
   net asset value)
--------------------------------------------------------------------------------
  Return From Monthly               3.30%              3.18%            3.06%
   Distributions
--------------------------------------------------------------------------------
  Return From Price                -1.43%             -1.43%           -1.43%
   Depreciation
--------------------------------------------------------------------------------
 Total Return of Lehman             1.70%              1.70%            1.70%
   Brothers Aggregate
   Bond Index
--------------------------------------------------------------------------------
 NAV (as of 4/30/97)               $9.71              $9.70            $9.72
--------------------------------------------------------------------------------
 NAV Change                       -$0.14             -$0.14           -$0.14
--------------------------------------------------------------------------------

-----------------------------------------

/1/Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 4/30/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and 10-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Institutional shares received "four stars" for the one-year period and were rated among 1,709 taxable bond funds. The Morningstar ratings apply only to the fund's Institutional shares; the fund's Administration and Service shares have not been rated. The Administration and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

-------------------------------------------------------------------------------

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund  (continued)


-------------------------------------------------------------------------------

                Portfolio Composition and Investment Strategies
                  Portfolio Composition as of April 30, 1997*

[PIE CHART APPEARS HERE]

Corporate Bonds                          26.7%
Fixed Rate Mortgage Pass-Throughs        20.5%
U.S. Treasuries                          17.1%
ABSs                                     13.2%
CMOs                                     13.2%
Emerging Market Debt                      4.7%
Repos/Cash Equivalents                    2.3%
Other Foreign Debt                        2.3%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 .   Corporate Bonds. Corporate bonds were the largest allocation at 26.7% of the portfolio, overweighted compared with the Index (18.0%). The sector performed well during the period as the healthy economy caused spreads to tighten across subsectors. The fund's best performers were industrials, which included selected cable issues that benefited from positive earnings trends (e.g., Time Warner, Inc. and Tele-Communications, Inc.), as well as specific finance issues that fared well due to continuing industry consolidation. We underweighted utilities due to the regulatory and competitive pressures affecting that industry.

Fixed Rate Mortgage Pass-Throughs. The fund was underweighted in fixed rate mortgage pass-throughs relative to the Index, 20.5% versus 29.9%. During the period, the sector was supported by a combination of favorable trends, including low volatility, range-bound interest rates, tight yield spreads on alternative sectors, and light issuance of corporate and asset-backed securities (ABS). After the sector rallied and became more fully priced, we trimmed the fund's allocation in favor of securities that offered greater relative value.

    During the period, we occasionally used mortgage dollar rolls to benefit from short-term supply and demand imbalances in the mortgage settlement process. (Mortgage dollar rolls refer to transactions that involve selling mortgage securities owned by the fund and simultaneously contracting to buy back similar mortgage securities with the same coupon on a specified future date -- usually one month forward.) At all times, we "cover" the mortgage dollar rolls by keeping cash or liquid assets equal to the dollar amount of the forward commitment in a segregated account with the fund's custodian.

 .   U.S. Treasuries. We significantly underweighted U.S. Treasuries relative to the Index, 17.1% compared with 44.5%, to emphasize sectors that offered greater return potential.

 .   Asset-Backed Securities. As of April 30, the fund's ABS position was 13.2%, approximately the same weighting as six months ago. Though negative credit events among selected credit card and sub-prime auto lenders raised investor uncertainty during the period, investor interest remained broad-based, ratings held firm and, relative to similarly rated spread products, ABSs continued to offer attractive yield enhancement opportunities.

 .   CMOs. The fund's collateralized mortgage obligation (CMO) holdings performed very well and significantly contributed to the fund's performance. During the period, CMOs enjoyed strong demand from yield-seeking investors who found the sector particularly compelling relative to other high-quality alternatives. As of the end of the period, CMOs were a 13.2% allocation, up from 9.8% last October. This increase was primarily in sequential-pay/support CMOs, which accounted for 8.8% of the portfolio, while the balance was invested in planned

-------------------------------------------------------------------------------

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund  (continued)


-------------------------------------------------------------------------------
amortization class (PAC) CMOs (3.3%) and floaters (1.1%). Sequential-pay/support CMOs, PAC CMOs and floaters are typically considered to be lower risk derivative securities.

 .   Emerging Market Debt. As of April 30, 4.7% of the portfolio was invested in emerging market debt. Our strategy in the sector is to control exposure by stressing high-credit-quality, short-duration bonds. We continued to emphasize Latin American issuers because structural and economic reforms in this region are helping improve credit fundamentals. During the period, the fund held bonds from Chile, Colombia, Mexico and the Andean region development bank, as well as Indonesia. The sector also benefited from substantial global liquidity, which has helped support the credit-sensitive areas of the lower grade bond markets.

 .   Other Foreign Debt. During the period, we initiated a 2.3% position in a
10-year, fully hedged Australian government bond that offered attractive incremental yield over U.S. Treasuries, as well as potential price appreciation should Australian interest rates decline as we expect.

 .   Agency Debentures. We sold the fund's allocation to agency debentures (1.5%
as of October 31, 1996) because their risk/reward profile indicated that we were not being adequately compensated for holding the position.

 .   Duration. As always, we seek to add incremental return over the Index through sector weighting and individual security selection rather than attempting to predict the direction of interest rates. Therefore, we manage the fund's duration to approximate that of the Index, partly through the use of financial futures. As of April 30, the fund's duration was in line with the Index at 4.6 years.

 .   Credit Quality. As of April 30, 39.7% of the portfolio was invested in government and agency securities, 21.3% was invested in triple-A-rated securities, 3.4% was invested in double-A-rated securities and 12.6% was invested in single-A-rated securities. Triple-B-rated securities (20.7%) and repurchase agreements/cash equivalents (2.3%) make up the remainder of the portfolio.


Market Outlook

     Though indications of economic moderation emerged in April, the economy's fundamental strength remains intact, which leads us to believe that interest rates will move higher during the balance of the year.

     In terms of specific fixed income sectors, we have a neutral view of the corporate market. While we anticipate no near-term deterioration in the fundamental state of the economy, we are concerned that a series of Fed tightenings may cause spreads to widen slightly in the near term. In the mortgage-backed security market, spreads relative to Treasuries have remained impressively resilient. Nonetheless, mortgage technicals may come under pressure due to a potential increase in supply as the housing market accelerates during the summer. We expect the portfolio's allocation to the ABS market to remain stable in the near future, as it has become more challenging to identify unrecognized value within the sector, particularly among the higher quality issues that we tend to emphasize. Finally, we are optimistic regarding the performance prospects of the emerging market debt sector, as credit trends continue to improve and global liquidity remains plentiful. In the near future, Latin America is likely to remain the fund's geographic focus; however, we will actively seek attractive investment opportunities in other regions to increase fund diversification.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund  (continued)


-------------------------------------------------------------------------------
Distribution Policy

     During the six-month period under review, the fund's Institutional, Administration and Service shares distributed $0.32, $0.31 and $0.30 per share, respectively. Dividends are declared daily and paid on a monthly basis. As required by tax law, the fund distributes substantially all of its investment company taxable income.

/s/ Jonathan A. Beinner
Jonathan A. Beinner

/s/ Richard H. Buckholz
Richard H. Buckholz

/s/ C. Richard Lucy
C. Richard Lucy

/s/ Mark A. Van Wyk
Mark A. Van Wyk

Portfolio Managers
Goldman Sachs Core Fixed Income Fund
May 30, 1997

-------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal               Interest             Maturity
    Amount                  Rate                 Date                Value
-------------------------------------------------------------------------------
Corporate Bonds--25.4%

Finance Bonds--9.8%
BankAmerica Corp.
$      200,000              6.03%             05/17/99 /(a)/      $    205,042
       300,000              7.75              07/15/02                 305,466
Capital One Bank
       600,000              6.66              02/03/00                 593,580
       400,000              6.88              04/24/00                 399,284
       800,000              6.58              04/17/01                 780,976
       500,000              6.60              08/20/01                 487,010
Conseco Finance
       170,000              8.70              11/15/26                 169,252
Conseco Inc.
       340,000             10.50              12/15/04                 394,101
Continental Bank N.A.
       525,000             11.25              07/01/01                 551,565
Countrywide Funding Corp.
       125,000              6.08              07/14/99                 123,531
       250,000              8.43              11/16/99                 259,772
       250,000              7.75              08/10/01                 257,025
       375,000              8.00              12/15/26                 354,994
First U.S.A. Bank
       160,000              6.13              10/30/97                 159,872
Meditrust, Inc.
       390,000              7.82              09/10/26                 400,082
Mic Finance Trust
       360,000              8.38              02/01/27                 353,495
Phoenix RE Capital  Trust
       165,000              8.85              02/01/27                 164,594
Security Pacific Corp.
       995,000             11.50              11/15/00 /(a)/         1,133,693
Signet Banking Corp.
       240,000              9.63              06/01/99                 252,629
Taubman Realty Group
       480,000              8.00              07/30/01                 489,811
Washington Real Estate Investment Trust
       120,000              7.13              08/13/03                 118,458
-------------------------------------------------------------------------------
                                                                  $  7,954,232
-------------------------------------------------------------------------------
Industrial Bonds--14.4%

360 Communications Co.
$      525,000              7.13%             03/01/03            $    515,949
Continental Airlines, Inc.
       339,989              7.75%             07/02/14                 348,451
       553,994              8.56              07/02/14                 590,857
Edison Mission Energy Funding Corp.
       170,564              6.77              09/15/03                 168,785
Ford Capital Corp.
       300,000              9.50              07/01/01                 326,253
Ford Motor Corp.
       300,000              7.00              09/25/01                 300,474
General Motors Acceptance Corp.
       275,000              7.63              03/09/98                 277,989
       200,000              7.13              05/10/00                 201,840
       375,000              9.63              12/15/01                 412,492
H + T Master Trust
       550,000              8.18              08/15/02                 550,000
Harrahs Operations, Inc.
       300,000              8.75              03/15/00                 301,500
Hertz Corp.
       400,000              7.00              07/15/03                 391,260
Mitchell Energy and Dev. Corp.
       310,000              9.25              01/15/02                 328,758
Northwest Airlines Corp.
       163,540              8.26              03/10/06                 170,804
       567,358              8.97              01/02/15                 588,117
NWCG Holding Crp
       680,000              7.05              06/15/99                 586,786
Panamerican Beverage Co.
       130,000              8.13              04/01/03                 133,416
RJR Nabisco Inc.
       175,000              8.00              07/15/01                 172,440
       550,000              8.63              12/01/02                 548,218
Tele-Communications, Inc.
       100,000              7.13              02/02/98                 100,396
       300,000              8.25              01/15/03                 304,011
     1,135,000              6.27              09/15/03               1,132,912
        50,000              6.82              09/15/10                  49,846
Time Warner, Inc.
     1,650,000              7.95              02/01/00               1,690,128
       350,000              9.63              05/01/02                 384,776

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal               Interest             Maturity
    Amount                  Rate                 Date                Value
-------------------------------------------------------------------------------
Corporate Bonds(continued)
Industrial Bonds(continued)
Time Warner, Inc. (continued)
$      400,000              7.98%             08/15/04            $    406,440
U.S. Air Inc.
       553,242              6.76              04/15/08                 528,761
USI American Holdings Corp.
       150,000              7.25              12/01/06                 145,070
-------------------------------------------------------------------------------
                                                                  $ 11,656,729
-------------------------------------------------------------------------------
Utility Bonds--1.1%
Central Maine Power Co.
$      330,000              7.45%             08/30/99            $    326,215
Salton Sea Funding
       580,000              7.02              05/30/00                 580,922
-------------------------------------------------------------------------------
                                                                  $    907,137
-------------------------------------------------------------------------------
Total Corporate Bonds
    (Cost $20,576,762)                                            $ 20,518,098
-------------------------------------------------------------------------------
Asset-Backed Securities--14.1%
Airplanes Pass Through Trust Series 1, Class C
$      155,000              8.15%             03/15/19 /(a)/      $    157,232
Asset Securitization Corp., Series 1996, Class A1
       600,000              6.88              11/13/26 /(a)/           591,398
Asset Securitization Corp., Series 4, Class A
       900,000              7.49              04/14/27                 914,800
Chevy Chase Auto Receivables Trust Series 1995-2, Class A
       177,654              5.80              06/15/02                 176,876
Discover Card Master Trust 1996-4, Class A
     1,910,000              6.06              10/16/13 /(a)/         1,942,222
Discover Card Master Trust 1996-4, Class B
     1,100,000              6.24              10/16/13               1,108,250
DVI Equipment Lease Trust Series 1996-1, Class A
     1,011,139              6.55              07/10/04               1,006,286
General Motors Acceptance Corp. Series 1995, Class A
        69,659              7.15              03/15/00                  70,203
Navistar Financial Trust, Series 1995-A, Class A2
       214,878              6.55              11/20/01                 215,549
Olympic Automobile Receivables Trust, Series 1994-B, Class A2
       245,032              6.85              06/15/01                 247,048
Premier Auto Trust Series 1995-1, Class A4
       123,449              7.85              09/04/98                 123,680
Premier Auto Trust Series 1995-1, Class A5
        80,000              7.90              05/04/99                  80,625
Sears Credit Account Master Trust, Series  1996-1, Class A
       680,000              6.20%             02/16/06                 667,250
Sears Credit Account Master Trust, Series 1995-2, Class A
       550,000              8.10              06/15/04                 565,983
Sears Credit Account Master Trust, Series 1995-3, Class A
       300,000              7.00              10/15/04                 302,718
Standard Credit Card Master Trust, Series 1994-4, Class A
       680,000              8.25              11/07/03                 714,422
Standard Credit Card Trust, Series 1990-3, Class A
     1,120,000              9.50              07/10/98               1,120,694
Standard Credit Card Trust, Series 1990-6, Class B
       900,000              9.63              09/10/98                 910,683
World Financial Tower B Series 1996, Class B
       498,093              6.91              09/01/13                 483,679
-------------------------------------------------------------------------------
Total Asset-Backed Securities
    (Cost $11,543,903)                                            $ 11,399,598
-------------------------------------------------------------------------------
Emerging Market Debt--4.4%
Bancoldex
$       60,000              8.63%             06/02/00            $     61,372
BCO De Colombia
       110,000              8.63              06/02/00                 112,516
Bridas Corp.
       110,000             12.50              11/15/99                 118,581
Empresa Col Petroleos
       900,000              7.25              07/08/98                 903,438
Financiera Energy Nacional
        50,000              9.38              06/15/06                  50,504
        90,000              9.38              06/15/06                  94,271
Instituto de Fomento Industrial
       140,000              8.38              07/29/01                 141,558
       130,000              8.38              07/29/01                 131,447
Republic of Colombia
        30,000              7.13              05/11/98                  30,139
Republic of Croatia
       210,000              7.00              02/27/02                 204,091
Sampoerna International
       120,000              8.38              06/15/06                 120,164
United Mexican States
       180,000              7.56              08/06/01                 181,940

--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal               Interest             Maturity
    Amount                  Rate                 Date                Value
-------------------------------------------------------------------------------
Emerging Market Debt(continued)

United Mexican States (continued)
$      650,000              7.62%             08/06/01            $    657,007
YPF Sociedad Anonima
       633,003              7.50              10/26/02                 637,687
       118,531              7.00              10/26/02                 118,835
-------------------------------------------------------------------------------
Total Emerging Market Debt
    (Cost $3,558,558)                                             $  3,563,550
-------------------------------------------------------------------------------
Government Bonds--3.0%

Australia Commonwealth
AUD 2,400,000               7.50%             07/15/05            $  1,845,509
Province of Quebec
$      520,000             13.25              09/15/14                 611,666
-------------------------------------------------------------------------------
Total Government Bonds
    (Cost $2,524,905)                                             $  2,457,175
-------------------------------------------------------------------------------
Mortgage Backed Obligations--31.9%

Bear Stearns Mortgage Securities, Inc.
$    2,045,784              6.50%             03/28/09/(a)/       $  1,883,062
Federal Home Loan Mortgage Corp. (FHLMC)
     1,000,000              7.00              TBA-15 Yr./(b)/          990,938
     1,245,394              6.00              11/15/16               1,234,885
     1,000,000              6.35              03/25/18                 976,870
Federal National Mortgage Association (FNMA)
     1,000,000              6.50              TBA-7 Yr./(b)/           981,560
     1,000,000              7.00              TBA-30 Yr./(b)/          968,750
     4,500,000              7.50              TBA-30 Yr./(b)/        4,466,250
       500,000              6.25              07/25/18                 486,875
GE Capital Mortgage Services, Inc. Series 1994-17, Class A10
     2,000,000              7.00              05/25/24/(a)/          1,771,240
Government National Mortgage Association (GNMA)
     3,000,000              7.50              TBA-30 Yr./(b)/        2,973,750
     3,000,000              8.00              TBA-30 Yr./(b)/        3,040,290
       335,213              8.00              02/15/17                 344,240
        30,057              7.00              11/15/22                  29,296
       362,778              7.00              12/15/22                 353,592
       596,838              7.00              12/15/22                 581,726
       184,742              7.00              01/15/23                 179,892
       787,526              7.50              03/15/23                 785,313
       779,931              7.00              05/15/23                 759,457
       120,766              7.50              08/15/23                 120,427
        39,068              7.00              11/15/23                  38,042
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
     1,000,000              7.32%             12/26/28                 997,227
Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1
       900,000              7.46              05/15/06                 912,375
Prudential Home Mortgage Securities Corp. 1992-39 A8
     1,000,000              7.11              12/25/07                 860,550
-------------------------------------------------------------------------------
Total Mortgage Backed Obligations
    (Cost $25,637,886)                                            $ 25,736,607
-------------------------------------------------------------------------------
Sovereign Credit--0.4%

State of Israel
$      370,000              6.38%             12/15/05            $    343,748
-------------------------------------------------------------------------------
Total Sovereign Credit
    (Cost $346,061)                                               $    343,748
-------------------------------------------------------------------------------
U.S. Treasury Obligations--17.0%

United States Treasury Bonds
$      330,000              8.75%             05/15/17            $    390,070
       550,000              8.88              08/15/17/(a)/            657,938
     2,230,000              8.75              05/15/20               2,656,488
       120,000              7.88              02/15/21/(a)/            131,174
     2,240,000              7.63              02/15/25               2,402,400
United States Treasury Interest-Only Stripped Securities/(c)/
     2,250,000              6.99              08/15/09                 966,893
       350,000              7.04              11/15/10                 136,808
United States Treasury Notes
     4,000,000              6.88              08/31/99               4,044,360
       280,000              5.63              11/30/00                 272,387
       590,000              7.88              11/15/04/(a)/            630,380
United States Treasury Principal-Only Stripped Securities/(d)/
        40,000              5.78              11/15/97                  38,781
       410,000              6.81              11/15/04/(a)/            247,566
     5,730,000              7.22              05/15/20               1,119,356
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations
    (Cost $13,742,043)                                            $ 13,694,601
-------------------------------------------------------------------------------
Yankee Bonds--0.3%

Korea Electric Power
$      263,790              7.40%             04/01/16            $    265,088
-------------------------------------------------------------------------------
Total Yankee Bonds
    (Cost $255,077)                                               $    265,088
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Core Fixed Income Fund (continued)
April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------
  Principal               Interest             Maturity
    Amount                  Rate                 Date                Value
-------------------------------------------------------------------------------
Repurchase Agreement--20.1%

Joint Repurchase Agreement Account/(a)/
$   16,200,000              5.49%             05/01/97            $ 16,200,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
    (Cost $16,200,000)                                            $ 16,200,000
-------------------------------------------------------------------------------
Total Investments
    (Cost $94,385,195)/(e)/                                       $ 94,178,465
-------------------------------------------------------------------------------
Futures contracts open at April 30, 1997 are as follows:
                                Number of
                                Contracts
                                  Long           Settlement       Unrealized
           Type                (Short)(f)          Month          Gain (Loss)
----------------------------  --------------  -----------------  -------------
Euro Dollars                          5       June 1997              $4,250
Euro Dollars                          8       September 1997         (2,338)
Euro Dollars                          5       December 1997          (1,000)
Euro Dollars                          5       June 1998              (2,250)
5 Year U.S. Treasury Notes           10       June 1997              (2,828)
10 Year U.S. Treasury Notes          17       June 1997             (12,750)
U.S. Long Term Bond                 (14)      June 1997              42,682
                                                                 -------------
                                                                    $25,766
-------------------------------------------------------------------------------
Federal Income Tax Information:

Gross unrealized gain for investments in which value
    exceeds cost                                                   $382,996
Gross unrealized loss for investments in which cost
    exceeds value                                                  (704,905)
------------------------------------------------------------------------------
Net unrealized loss                                               $(321,909)
--------------------------------------------------------------------------------


/(a)/Portions of these securities are being segregated for open TBA purchases, mortgage dollar rolls, and futures.
/(b)/TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + / -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(c)/Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
/(d)/The interest rate disclosed for these securitites represents effective yields to maturity.
/(e)/The aggregate cost for federal income tax purposes is $94,500,374. /(f)/Each Euro Dollar contract represents $1,000,000 in notional par value. Each
     5-Year and 10-Year U.S. Treasury Note and each U.S. Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value are $27,100,000 and $9,088,344, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.

  The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Statements of Assets and Liabilities
April 30, 1997
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------
                                                                                          Adjustable
                                                                                             Rate           Short Duration
                                                                                          Government          Government
                                                                                              Fund               Fund
                                                                                        --------------------------------------
Assets:

Investments in securities, at value (cost $594,120,929, $102,639,463, $39,615,334
    and $94,385,195, respectively)                                                        $ 596,596,552       $ 102,672,119
Cash                                                                                             57,183              89,184
Receivables:
    Investment securities sold                                                                  295,632                  --
    Interest                                                                                  6,240,961           1,042,023
    Forward foreign currency exchange contracts                                                      --                  --
    Fund shares sold                                                                          2,978,910             203,746
    Variation margin                                                                                 --                  --
Deferred organization expenses, net                                                                  --                  --
Other assets                                                                                     64,048              50,879
------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                           606,233,286         104,057,951
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
    Dividends                                                                                 1,032,523             109,251
    Investment securities purchased                                                           1,331,393                  --
    Fund shares repurchased                                                                  10,604,905               1,707
    Investment adviser fees                                                                     191,592              34,620
    Transfer agent fees                                                                          42,054                  --
    Authorized dealer service fees                                                                6,616                  --
    Variation margin                                                                             87,000              46,971
Accrued expenses and other liabilities                                                           59,487              15,162
------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                       13,355,570             207,711
------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                                             643,684,171         117,737,007
Accumulated undistributed (distributions in excess of) net investment income                 (2,943,415)            599,277
Accumulated net realized loss on investment and futures transactions                        (49,959,507)        (14,542,059)
Accumulated net realized foreign currency loss                                                       --                  --
Net unrealized gain (loss) on investments and futures                                         2,096,467              56,015
Net unrealized gain on translation of assets and liabilities denominated in
    foreign currencies                                                                               --                  --
------------------------------------------------------------------------------------------------------------------------------
     Net assets                                                                         $   592,877,716     $   103,850,240
------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share:
    Institutional shares                                                                          $9.86               $9.76
    Administration shares                                                                         $9.86               $9.78
    Service shares                                                                                $9.86               $9.75
    Class A shares (a)                                                                            $9.86                  --
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
    Institutional shares                                                                     55,732,381          10,231,208
    Administration shares                                                                       424,079             153,792
    Service shares                                                                                2,171             258,644
    Class A shares                                                                            3,960,437                  --
------------------------------------------------------------------------------------------------------------------------------
     Total shares of beneficial interest outstanding, $.001 par value (unlimited
         number of shares authorized)                                                        60,119,068          10,643,644
------------------------------------------------------------------------------------------------------------------------------


                                                                                            Short             Core
                                                                                          Duration           Fixed
                                                                                          Tax-Free           Income
                                                                                            Fund              Fund
                                                                                       ---------------------------------
Assets:

Investments in securities, at value (cost $594,120,929, $102,639,463, $39,615,334
    and $94,385,195, respectively)                                                      $  39,692,726      $  94,178,465
Cash                                                                                           91,511             94,989
Receivables:
    Investment securities sold                                                                145,393          1,331,207
    Interest                                                                                  554,155          1,045,248
    Forward foreign currency exchange contracts                                                    --             34,692
    Fund shares sold                                                                               --             60,750
    Variation margin                                                                               --              6,750
Deferred organization expenses, net                                                            10,458             41,206
Other assets                                                                                   51,608             29,277
-------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                          40,545,851         96,822,584
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
    Dividends                                                                                  18,312             43,289
    Investment securities purchased                                                         2,144,574         15,935,315
    Fund shares repurchased                                                                    10,296                 --
    Investment adviser fees                                                                    11,244             26,250
    Transfer agent fees                                                                        12,983              2,771
    Authorized dealer service fees                                                                 --                 --
    Variation margin                                                                               --                 --
Accrued expenses and other liabilities                                                         31,430             30,169
-------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                      2,228,839         16,037,794
-------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                                            42,243,143         81,193,439
Accumulated undistributed (distributions in excess of) net investment income                   90,133             36,949
Accumulated net realized loss on investment and futures transactions                       (4,093,656)          (267,089)
Accumulated net realized foreign currency loss                                                     --            (32,353)
Net unrealized gain (loss) on investments and futures                                          77,392           (175,768)
Net unrealized gain on translation of assets and liabilities denominated in
    foreign currencies                                                                             --             29,612
-------------------------------------------------------------------------------------------------------------------------
     Net assets                                                                        $   38,317,012       $  80,784,790
-------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share:
    Institutional shares                                                                        $9.94              $9.71
    Administration shares                                                                       $9.94              $9.70
    Service shares                                                                              $9.94              $9.72
    Class A shares (a)                                                                             --                 --
-------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
    Institutional shares                                                                    3,738,166          7,565,340
    Administration shares                                                                      11,363            638,323
    Service shares                                                                            105,100            114,034
    Class A shares                                                                                 --                 --
-------------------------------------------------------------------------------------------------------------------------
     Total shares of beneficial interest outstanding, $.001 par value (unlimited
         number of shares authorized)                                                       3,854,629          8,317,697
-------------------------------------------------------------------------------------------------------------------------

(a) Maximum public offering price per share (NAV per share x 1.0152) for Class A shares of GS Adjustable Rate Government Fund is $10.01.

--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------

                                                                                                  Adjustable          Short
                                                                                                     Rate            Duration
                                                                                                  Government        Government
                                                                                                     Fund              Fund
                                                                                                -----------------------------------
Investment income:
Interest/(a)/                                                                                   $   19,521,515     $  3,571,901
-----------------------------------------------------------------------------------------------------------------------------------
     Total income                                                                                   19,521,515        3,571,901
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                                              1,196,772          259,279
Distribution fees                                                                                       24,001               --
Authorized dealer service fees                                                                          24,001               --
Administration share fees                                                                                5,231            1,118
Service share fees                                                                                          10            5,244
Transfer agent fees                                                                                    143,729               --
Custodian fees                                                                                          65,396           32,437
Professional fees                                                                                       30,592           30,169
Registration fees                                                                                       31,419           29,736
Amortization of deferred organization expenses                                                              --               --
Trustees' fees                                                                                           5,754              990
Other                                                                                                   64,428           26,459
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                  1,591,333          385,432
     Less--Expenses reimbursable and fees waived by Goldman Sachs                                     (215,722)        (145,719)
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                    1,375,611          239,713
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                          18,145,904        3,332,188
-----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment and
    futures transactions:
Net realized gain (loss) from:
    Investment transactions                                                                           (301,736)          77,934
    Futures transactions                                                                              (575,601)         (78,182)
    Foreign currency related transactions                                                                   --               --
Net change in unrealized gain (loss) on:
    Investments                                                                                      3,237,459         (594,540)
    Futures                                                                                           (523,110)          (9,522)
    Translation of assets and liabilities denominated in foreign currencies                                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investment and futures
       transactions                                                                                  1,837,012         (604,310)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                       $   19,982,916     $  2,727,878
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------

                                                                                                Short            Core
                                                                                              Duration          Fixed
                                                                                              Tax-Free          Income
                                                                                                Fund             Fund
                                                                                             -----------------------------
Investment income:
Interest/(a)/                                                                                $   846,820     $  2,713,928
--------------------------------------------------------------------------------------------------------------------------
     Total income                                                                                846,820        2,713,928
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                                           72,141          152,651
Distribution fees                                                                                     --               --
Authorized dealer service fees                                                                        --               --
Administration share fees                                                                             79            4,929
Service share fees                                                                                 2,452            1,908
Transfer agent fees                                                                                7,214           15,265
Custodian fees                                                                                    24,930           43,131
Professional fees                                                                                 30,238           29,501
Registration fees                                                                                 29,353           29,627
Amortization of deferred organization expenses                                                    10,290           12,146
Trustees' fees                                                                                       332              775
Other                                                                                             15,581            8,570
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                              192,610          298,503
     Less--Expenses reimbursable and fees waived by Goldman Sachs                               (108,922)        (119,934)
--------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                 83,688          178,569
--------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                       763,132        2,535,359
--------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment and
    futures transactions:
Net realized gain (loss) from:
    Investment transactions                                                                       46,213          (11,091)
    Futures transactions                                                                              --          (15,366)
    Foreign currency related transactions                                                             --          (32,353)
Net change in unrealized gain (loss) on:
    Investments                                                                                 (125,032)      (1,032,929)
    Futures                                                                                           --          (72,450)
    Translation of assets and liabilities denominated in foreign currencies                           --           29,612
--------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investment and futures
        transactions                                                                             (78,819)      (1,134,577)
--------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                    $   684,313     $  1,400,782
--------------------------------------------------------------------------------------------------------------------------

/(a)/ Net of $4,391 in foreign withholding tax for the Core Fixed Income Fund.

--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended April 30, 1997
(Unaudited)

-------------------------------------------------------------------------------

                                                                                    Adjustable          Short
                                                                                       Rate           Duration
                                                                                    Government        Government
                                                                                       Fund             Fund
                                                                                --------------------------------
From Operations:
Net investment income                                                            $  18,145,904    $   3,332,188
Net realized gain (loss) from investment and futures transactions                     (877,337)            (248)
Net realized loss from foreign currency related transactions                                --               --
Net change in unrealized gain (loss) on investments and futures                      2,714,349         (604,062)
Net change in unrealized gain on translation of assets and liabilities
    denominated in foreign currencies                                                       --               --
----------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                            19,982,916        2,727,878
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
   Institutional shares                                                            (16,997,708)      (3,409,055)
   Administration shares                                                              (118,601)         (29,022)
   Service shares                                                                         (107)         (65,458)
   Class A shares                                                                     (531,120)              --
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                          (17,647,536)      (3,503,535)
----------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                                  224,637,176       17,764,086
Reinvestment of dividends and distributions                                         10,493,073        2,378,322
Cost of shares repurchased                                                        (272,256,791)     (17,534,072)
----------------------------------------------------------------------------------------------------------------
      Net (decrease) increase in net assets resulting from shares transactions     (37,126,542)       2,608,336
----------------------------------------------------------------------------------------------------------------
      Total (decrease) increase                                                    (34,791,162)       1,832,679
Net Assets:
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              $ 627,668,878    $ 102,017,561
----------------------------------------------------------------------------------------------------------------
End of period                                                                    $ 592,877,716    $ 103,850,240
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income     $  (2,943,415)   $     599,277
----------------------------------------------------------------------------------------------------------------
Summary of Share Transactions:
   Shares sold                                                                      22,833,196        1,813,884
   Reinvestment of dividends and distributions                                       1,066,128          243,233
   Shares repurchased                                                              (27,664,736)      (1,793,383)
----------------------------------------------------------------------------------------------------------------
Net (decrease) increase in shares outstanding                                       (3,765,412)         263,734
----------------------------------------------------------------------------------------------------------------

                                                                                      Short           Core
                                                                                     Duration        Fixed
                                                                                     Tax-Free        Income
                                                                                       Fund           Fund
                                                                                --------------------------------
From Operations:
Net investment income                                                            $    763,132    $  2,535,359
Net realized gain (loss) from investment and futures transactions                      46,213         (26,457)
Net realized loss from foreign currency related transactions                               --         (32,353)
Net change in unrealized gain (loss) on investments and futures                      (125,032)     (1,105,379)
Net change in unrealized gain on translation of assets and liabilities
    denominated in foreign currencies                                                      --          29,612
----------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                              684,313       1,400,782
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
   Institutional shares                                                              (743,379)     (2,380,508)
   Administration shares                                                               (1,285)       (127,789)
   Service shares                                                                     (18,468)        (23,664)
   Class A shares                                                                          --              --
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                            (763,132)     (2,531,961)
----------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                                  15,143,248       8,630,772
Reinvestment of dividends and distributions                                           633,411       2,308,481
Cost of shares repurchased                                                        (12,937,480)     (2,167,703)
----------------------------------------------------------------------------------------------------------------
      Net (decrease) increase in net assets resulting from shares transactions      2,839,179       8,771,550
----------------------------------------------------------------------------------------------------------------
      Total (decrease) increase                                                     2,760,360       7,640,371
Net Assets:
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              $ 35,556,652    $ 73,144,419
----------------------------------------------------------------------------------------------------------------
End of period                                                                    $ 38,317,012    $ 80,784,790
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income     $     90,133    $     36,949
----------------------------------------------------------------------------------------------------------------
Summary of Share Transactions:
   Shares sold                                                                      1,519,494         880,108
   Reinvestment of dividends and distributions                                         63,471         235,763
   Shares repurchased                                                              (1,297,285)       (220,518)
----------------------------------------------------------------------------------------------------------------
Net (decrease) increase in shares outstanding                                         285,680         895,353
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended October 31, 1996

----------------------------------------------------------------------------------------------------------------
                                                                                    Adjustable          Short
                                                                                       Rate           Duration
                                                                                    Government        Government
                                                                                       Fund             Fund
                                                                                --------------------------------
From Operations:
Net investment income                                                            $  37,031,818    $   6,604,446
Net realized gain (loss) from investment and futures transactions                   (2,502,624)        (567,819)
Net change in unrealized gain (loss) on investments and futures                      7,711,106          619,618
----------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                          42,240,300        6,656,245
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
    Institutional shares                                                           (36,233,589)      (6,561,519)
    Administration shares                                                             (220,450)          (2,548)
    Service shares                                                                          --          (14,792)
    Class A shares                                                                    (577,779)              --
In excess of net investment income
    Institutional shares                                                            (1,304,006)              --
    Administration shares                                                               (7,930)              --
    Class A shares                                                                     (20,794)              --
Net realized gain (loss) on investment, and future transactions
    Institutional shares                                                                    --               --
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                          (38,364,548)      (6,578,859)
----------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                                  406,586,374       42,019,441
Reinvestment of dividends and distributions                                         18,181,648        4,153,816
Cost of shares repurchased                                                        (477,107,914)     (47,993,112)
----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from shares transactions     (52,339,892)      (1,819,855)
----------------------------------------------------------------------------------------------------------------
      Total (decrease) increase                                                    (48,464,140)      (1,742,469)
Net Assets:
----------------------------------------------------------------------------------------------------------------
Beginning of year                                                                $ 676,133,018    $ 103,760,030
----------------------------------------------------------------------------------------------------------------
End of year                                                                      $ 627,668,878    $ 102,017,561
----------------------------------------------------------------------------------------------------------------
Accumulated (distributions in excess of) undistributed net investment income     $  (3,441,783)   $     770,624
----------------------------------------------------------------------------------------------------------------
Summary of Share Transactions:
    Shares sold                                                                     41,534,978        4,293,467
    Reinvestment of dividends and distributions                                      1,856,783          424,274
    Shares repurchased                                                             (48,741,470)      (4,905,357)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)  in shares outstanding                                      (5,349,709)        (187,616)
----------------------------------------------------------------------------------------------------------------

                                                                                      Short             Core
                                                                                     Duration          Fixed
                                                                                     Tax-Free          Income
                                                                                       Fund             Fund
                                                                                --------------------------------
From Operations:
Net investment income                                                            $  1,786,304      $  4,013,477
Net realized gain (loss) from investment and futures transactions                     331,638          (253,420)
Net change in unrealized gain (loss) on investments and futures                      (396,071)          (75,350)
----------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                          1,721,871         3,684,707
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
    Institutional shares                                                           (1,766,892)       (4,019,797)
    Administration shares                                                              (2,032)          (19,144)
    Service shares                                                                    (17,380)           (5,349)
    Class A shares                                                                         --                --
  In excess of net investment income
    Institutional shares                                                                   --                --
    Administration shares                                                                  --                --
    Class A shares                                                                         --                --
Net realized gain (loss) on investment, and future transactions
    Institutional shares                                                                   --          (450,016)
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                          (1,786,304)       (4,494,306)
----------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                                  22,248,684        21,976,567
Reinvestment of dividends and distributions                                         1,401,492         4,315,748
Cost of shares repurchased                                                        (46,918,400)       (7,840,575)
----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from shares transactions    (23,268,224)       18,451,740
----------------------------------------------------------------------------------------------------------------
      Total (decrease) increase                                                   (23,332,657)       17,642,141
Net Assets:
----------------------------------------------------------------------------------------------------------------
Beginning of year                                                                $ 58,889,309        55,502,278
----------------------------------------------------------------------------------------------------------------
End of year                                                                      $ 35,556,652      $ 73,144,419
----------------------------------------------------------------------------------------------------------------
Accumulated (distributions in excess of) undistributed net investment income     $     90,133      $     33,551
----------------------------------------------------------------------------------------------------------------
Summary of Share Transactions:
    Shares sold                                                                     2,233,482         2,244,430
    Reinvestment of dividends and distributions                                       140,950           439,299
    Shares repurchased                                                             (4,727,959)         (811,075)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)  in shares outstanding                                     (2,353,527)        1,872,654
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 1996
(Unaudited)

--------------------------------------------------------------------------------
1. Organization

Goldman Sachs Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. Included in this report are the financial statements for the Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free) and Goldman Sachs Core Fixed Income Fund (Core Fixed Income), collectively, ("the Funds") or individually a ("Fund"). The Funds are diversified portfolios of the Trust offering three classes of shares - Institutional shares, Administration shares and Service shares. In addition, the Adjustable Rate Government Fund offers Class A shares. Effective May 1, 1997, the Trust was reorganized from a Massachusetts business trust to a Delaware business trust and various operational changes were approved, including updating certain investment restrictions and amending the management contracts. In addition, Short Duration Government, Short Duration Tax-Free, and Core Fixed Income added two new share classes, Class A and Class B, as of May 1.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
-----------------------
Investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B. Security Transactions and Investment Income
----------------------------------------------
Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market premiums resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding decrease in the cost basis of that security for Short Duration Tax-Free. Market discounts and market premiums on debt securities, other than mortgage backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income Fund.

C. Foreign Currency Translations
--------------------------------
Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

D. Forward Foreign Currency Exchange Contracts
----------------------------------------------
Core Fixed Income may enter into forward foreign exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. Mortgage Dollar Rolls
------------------------
The Funds, with the exception of Short Duration Tax-Free, may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid, high-grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

F. Futures Contracts
--------------------
The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income) or to seek to increase total return.

     Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures contract to sell and the value of futures contract to buy. Gains and losses are reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

G. Deferred Organization Expenses
---------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

H. Expenses
-----------
Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1996
(Unaudited)

--------------------------------------------------------------------------------
     Shareholders of Administration shares and Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) which are directly attributable to such shares. For the Adjustable Rate Government Fund, shareholders of Class A shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares.

I. Federal Taxes
----------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial statement purposes as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depends on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

     The Funds, at their most recent tax year-ends (October 31, 1996 for Core Fixed Income and December 31, 1996 for Adjustable Rate Government, Short Duration Government and Short Duration Tax-Free) had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

                                                             Years of
Fund                                        Amount          Expiration
------------------------------------    -------------      -------------
Adjustable Rate Government               $49,069,000         2000-2004
Short Duration Government                $14,141,000         2002-2004
Short Duration Tax-Free                   $4,058,000         2002-2003
Core Fixed Income                            $77,000           2004

     These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

3. Agreements

Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser for the Adjustable Rate Government and Short Duration Government Funds pursuant to Investment Advisory Agreements. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs, serves as the investment adviser for the Short Duration Tax-Free and Core Fixed Income Funds pursuant to Investment Advisory Agreements. Under the Investment Advisory Agreements, the adviser, subject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios and provides for the administration of the Funds' other affairs. As compensation for the services rendered under the Investment Advisory Agreements and the assumption of the expenses related thereto, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40% of average daily net assets of Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income and .50% of average daily net assets of Short Duration Government. Until further notice, GSFM has voluntarily agreed not to impose .10% of its investment advisory fee for Short Duration Government.

     The adviser has voluntarily agreed to limit certain of the Funds' expenses (excluding investment advisory fees, taxes, interest, brokerage, litigation, Administrative and Service Share fees, indemnification and other extraordinary expenses and with respect to Adjustable Rate Government Class A shares, distribution and authorized dealer service fees) to the extent that such expenses exceed .05% per annum of each Fund's average daily net assets.

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement and receives no compensation in this capacity with the exception of Adjustable Rate Government Class A shares. During the period ended April 30, 1997, Goldman Sachs retained approximately $110,300 of sales load related to Class A shares. Goldman Sachs also serves as Transfer Agent of the Funds for a fee.

     The Trust, on behalf of Adjustable Rate Government, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 for the Class A shares. Under the Plan, Goldman Sachs

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
is entitled to receive a quarterly distribution fee equal, on an annual basis, to .25% of the average daily net assets of Class A shares. Currently, Goldman Sachs has agreed to voluntarily waive this distribution fee.

     The Trust, on behalf of Adjustable Rate Government, has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Adjustable Rate Government pays a fee under the Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A shares.

     For the period ended April 30, 1997, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows(in thousands):

                              Waivers
                          ---------------
                                                                   Reimburse-
                                      Class A      Reimburse-         ment
         Fund            Advisor       12b-1          ment         Outstanding
-------------------------------------------------------------------------------
Adjustable Rate
  Government               --           $24           $192             $22
Short Duration
  Government              $52            --             94              14
Short Duration
  Tax-Free                 --            --            109              28
Core Fixed
  Income                   --            --            120              28

     For the period ended April 30, 1997, Adjustable Rate Government, Short Duration Government, and Core Fixed Income incurred commission expenses of approximately $35,000, $8,500, and $900, respectively, in connection with futures contracts entered into with Goldman Sachs. At April 30, 1997, Adjustable Rate Government and Short Duration Government had approximately $87,000 and $47,000, respectively, payable to Goldman Sachs related to variation margin on futures contracts. Approximately $7,000 relating to variation margin was due to Core Fixed Income from Goldman Sachs.

     As of May 1, 1997, the Funds advisory agreements were changed to management agreements encompassing the same services and fee structure.

4. Line of Credit Facility

The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. During the six months ended April 30, 1997, the Funds did not have any borrowings under this facility.


5. Investment Transactions

Purchases and proceeds of sales or maturities of long-term securities for the six months ended April 30, 1997, were as follows:

-----------------------------------------------------------------------------------------------
                                                                    Short
                           Adjustable Rate   Short Duration       Duration          Core Fixed
                              Government       Government         Tax-Free            Income
-----------------------------------------------------------------------------------------------
Purchases of U.S.
  Government and agency
  obligations              $ 150,343,674      $46,763,342             --           $115,895,051
-----------------------------------------------------------------------------------------------
Purchases (excluding U.S.
  Government and agency
  obligations)                    --               --            $39,438,868         22,633,489
-----------------------------------------------------------------------------------------------
Sales or maturities of
  U.S. Government and
  agency obligations         198,396,859       44,501,257             --            118,193,576
-----------------------------------------------------------------------------------------------
Sales or maturities
  (excluding U.S.
  Government and agency
  obligations)                    --               --             35,970,076         12,305,124
-----------------------------------------------------------------------------------------------

        At April 30, 1997, Core Fixed Income had an outstanding forward foreign currency exchange contract, to sell foreign currency as follows:


-----------------------------------------------------------------------------------------------
                                          Value on
     Foreign Currency                    Settlement           Current              Unrealized
       Sell Contract                        Date               Value                  Gain
-----------------------------------------------------------------------------------------------
Australian Dollar
     Expiring 6/16/97                  $  1,897,856        $  1,863,164             $ 34,692
-----------------------------------------------------------------------------------------------

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1996
(Unaudited)

--------------------------------------------------------------------------------
potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. Administration and Service Plans

The Funds have adopted Administration and Service Plans. These plans allow for Administration shares and Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

7. Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

8. Joint Repurchase Agreement Account

The Funds, together with other registered investment companies having advisory agreements with GSFM and GSAM or their affiliates, transfer uninvested cash balances into a joint account, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities. As of April 30, 1997, Adjustable Rate Government, Short Duration Government and Core Fixed Income had undivided interests in the repurchase agreements in the following joint account which equaled $36,700,000, $600,000 and $16,200,000, respectively, in principal amount.

     As of April 30, 1997, the repurchase agreement in the joint account along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity data) were as follows:


----------------------------------------------------------------------------------------
Principal                    Interest              Maturity                  Amortized
Amount                         Rate                  Date                      Cost
----------------------------------------------------------------------------------------
Bear Stearns & Co., dated 4/30/97, repurchase price $680,103,889 (GNMA:
  $59,497,211, 7.50%-9.00%, 12/15/21-12/15/26; FNMA: $267,568,394, 5.50%-8.00%,
  02/01/09-04/01/27; FHLMC: $373,405,594, 5.50%-7.50%, 2/01/98-4/01/27)
$680,000,000                   5.50%               5/01/97                 $680,000,000
Nomura Securities International, Inc. dated 4/30/97, repurchase price $300,045,833
  (FNMA: $182,812,268, 5.94%-8.01%, 7/22/97-5/11/05; FHLMC: $38,631,543, 6.02%-
  6.75%, 1/28/00-12/04/01, FCSB: $49,581,430, 6.05%-6.25%, 5/10/99-12/03/99,
  SLMA: $29,222,430, 6.00%, 1/16/01)
 300,000,000                   5.50                5/01/97                  300,000,000
Credit Suisse First Boston, dated 4/30/97, repurchase price $52,307,845 (U.S.
  Treasury Bill: $53,475,803, 2/05/98)
52,300,000                     5.40                5/01/97                   52,300,000
---------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                 $1,032,300,000
---------------------------------------------------------------------------------------

9. Other Matters

As of April 30, 1997, the Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 33% of the outstanding shares of the Short Duration Government Fund.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
10. Summary of Share Transactions

Share activity for the six months ended April 30, 1997 is as follows:

                                   Adjustable Rate Government     Short Duration Government
---------------------------------------------------------------------------------------------
                                   Shares           Dollars         Shares         Dollars
                                -------------------------------------------------------------
Institutional shares
Shares sold                       18,594,775     $182,930,563     1,584,839     $15,518,375
Reinvestment of dividends
    and distributions              1,001,545        9,856,991       234,064       2,288,677
Shares repurchased               (26,271,346)    (258,542,996)   (1,756,576)    (17,174,153)
                                -------------------------------------------------------------
                                  (6,675,026)     (65,755,442)       62,327         632,899
                                -------------------------------------------------------------

Administration shares
Shares sold                          105,099        1,034,098       136,265       1,337,724
Reinvestment of dividends
    and distributions                  5,632           55,427         2,467          24,158
Shares repurchased                   (72,390)        (712,347)      (10,477)       (102,683)
                                -------------------------------------------------------------
                                      38,341          377,178       128,255       1,259,199
                                -------------------------------------------------------------

Service shares
Shares sold                            2,161           21,270        92,780         907,987
Reinvestment of dividends
    and distributions                     11              107         6,702          65,487
Shares repurchased                        (1)             (10)      (26,330)       (257,236)
                                -------------------------------------------------------------
                                       2,171           21,367        73,152         716,238
                                -------------------------------------------------------------

Class A shares
Shares sold                        4,131,161       40,651,245          --              --
Reinvestment of dividends
    and distributions                 58,940          580,548          --              --
Shares repurchased                (1,320,999)     (13,001,438)         --              --
                                -------------------------------------------------------------
                                   2,869,102       28,230,355          --              --
                                -------------------------------------------------------------

Net increase (decrease)           (3,765,412)    $(37,126,542)      263,734      $2,608,336
                                ==============================================================

                                    Short Duration Tax-Free          Core Fixed Income
                                -------------------------------------------------------------
                                   Shares           Dollars        Shares         Dollars
                                -------------------------------------------------------------
Institutional shares
Shares sold                        1,341,295      $13,363,572       212,032     $2,070,524
Reinvestment of dividends
    and distributions                 61,868          617,418       227,665      2,229,551
Shares repurchased                (1,159,405)     (11,559,759)     (186,679)    (1,835,467)
                                -------------------------------------------------------------
                                     243,758        2,421,231       253,018      2,464,608
                                -------------------------------------------------------------

Administration shares
Shares sold                            6,402           63,690       579,102      5,684,739
Reinvestment of dividends
    and distributions                    116            1,153         5,675         55,281
Shares repurchased                       --               --        (17,694)      (174,314)
                                -------------------------------------------------------------
                                       6,518           64,843       567,083      5,565,706
                                -------------------------------------------------------------

Service shares
Shares sold                          171,797        1,715,986        88,974        875,509
Reinvestment of dividends
    and distributions                  1,487           14,840         2,423         23,649
Shares repurchased                  (137,880)      (1,377,721)      (16,145)      (157,922)
                                -------------------------------------------------------------
                                      35,404          353,105        75,252        741,236
                                -------------------------------------------------------------

Class A shares
Shares sold                              --               --            --             --
Reinvestment of dividends
    and distributions                    --               --            --             --
Shares repurchased                       --               --            --             --
                                -------------------------------------------------------------
                                         --               --            --             --
                                -------------------------------------------------------------

Net increase (decrease)              285,680       $2,839,179       895,353     $8,771,550
                                ============================================================

Goldman Sachs Trust
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1996
(unaudited)

-------------------------------------------------------------------------------

Share activity for the year ended October 31, 1996 is as follows:

                                   Adjustable Rate Government     Short Duration Government
---------------------------------------------------------------------------------------------
                                   Shares           Dollars         Shares         Dollars
---------------------------------------------------------------------------------------------
Institutional shares
Shares sold                        39,981,299     $391,363,204     4,072,082     $39,855,638
Reinvestment of dividends
    and distributions               1,780,288       17,432,484       422,559       4,137,041
Shares repurchased                (46,666,343)    (456,776,795)   (4,893,286)    (47,875,174)
---------------------------------------------------------------------------------------------
                                   (4,904,756)     (47,981,107)     (398,645)     (3,882,495)
---------------------------------------------------------------------------------------------

Administration shares
Shares sold                           148,981        1,457,872        33,251         326,101
Reinvestment of dividends
    and distributions                   9,641           94,420           207           2,032
Shares repurchased                   (138,609)      (1,356,764)       (7,921)        (77,312)
---------------------------------------------------------------------------------------------
                                       20,013          195,528        25,537         250,821
---------------------------------------------------------------------------------------------

Service shares
Shares sold                              --               --         188,134       1,837,702
Reinvestment of dividends
    and distributions                    --               --           1,508          14,743
Shares repurchased                       --               --          (4,150)        (40,626)
---------------------------------------------------------------------------------------------
                                         --               --         185,492       1,811,819
---------------------------------------------------------------------------------------------

Class A shares
Shares sold                         1,404,698       13,765,298          --              --
Reinvestment of dividends
    and distributions                  66,854          654,744          --              --
Shares repurchased                 (1,936,518)     (18,974,355)         --              --
---------------------------------------------------------------------------------------------
                                     (464,966)      (4,554,313)         --              --
---------------------------------------------------------------------------------------------

Net increase (decrease)            (5,349,709)    $(52,339,892)     (187,616)    $(1,819,855)
=============================================================================================

                                    Short Duration Tax-Free          Core Fixed Income
---------------------------------------------------------------------------------------------
                                   Shares           Dollars        Shares         Dollars
---------------------------------------------------------------------------------------------
Institutional shares
Shares sold                         2,085,253      $20,777,050     2,094,833     $20,524,422
Reinvestment of dividends
    and distributions                 139,126        1,383,351       436,903       4,292,533
Shares repurchased                 (4,601,865)     (45,664,878)     (769,104)     (7,431,360)
---------------------------------------------------------------------------------------------
                                   (2,377,486)     (23,504,477)    1,762,632      17,385,595
---------------------------------------------------------------------------------------------

Administration shares
Shares sold                            10,672          105,302       106,074       1,029,912
Reinvestment of dividends
    and distributions                     203            2,017         1,847          17,883
Shares repurchased                    (10,644)        (105,478)      (36,681)       (358,284)
---------------------------------------------------------------------------------------------
                                          231            1,841        71,240         689,511
---------------------------------------------------------------------------------------------

Service shares
Shares sold                           137,557        1,366,332        43,525         422,233
Reinvestment of dividends
    and distributions                   1,621           16,124           549           5,332
Shares repurchased                   (115,450)      (1,148,044)       (5,292)        (50,931)
---------------------------------------------------------------------------------------------
                                       23,728          234,412        38,782         376,634
---------------------------------------------------------------------------------------------

Class A shares
Shares sold                              --               --            --              --
Reinvestment of dividends
    and distributions                    --               --            --              --
Shares repurchased                       --               --            --              --
---------------------------------------------------------------------------------------------
                                         --               --            --              --
---------------------------------------------------------------------------------------------

Net increase (decrease)            (2,353,527)    $(23,268,224)    1,872,654     $18,451,740
=============================================================================================


-------------------------------------------------------------------------------

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------




                                               Income (loss) from investment operations/(n)/         Distributions to shareholders
                                       ------------------------------------------------------------- -----------------------------
                                                       Net realized     Net realized
                                                      and unrealized   and unrealized      Total                     From net
                                                       gain (loss)      gain (loss)       income                   realized gain
                            Net asset                 on investment,     on foreign       (loss)                  on investment,
                            value at        Net         option and        currency         from        From net       option
                            beginning   investment       futures          related       investment    investment    and futures
                            of period     income       transactions     transactions    operations      income     transactions
                          --------------------------------------------------------------------------------------------------------

                                             ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
------------------------------------------------------
1997-Institutional
     Shares ..............      $9.83     $0.2971/(a)/     $0.0216/(a)/     --           $0.3187       $(0.2887)       --
1997-Administration
     Shares ..............       9.83      0.2844/(a)/      0.0221/(a)/     --            0.3065        (0.2765)       --
1997-Service
     Shares/(m)/ .........       9.84      0.0527/(a)/      0.0200/(a)/     --            0.0727        (0.0527)       --
1997-Class A Shares ......       9.83      0.2766/(a)/      0.0300/(a)/     --            0.3066        (0.2766)       --

For the Year Ended October 31,
------------------------------------------------------

1996-Institutional
     Shares ..............       9.77      0.5759/(a)/      0.0772/(a)/     --            0.6531        (0.5725)       --
1996-Administration
     Shares ..............       9.77      0.5489/(a)/      0.0797/(a)/     --            0.6286        (0.5489)       --
1996-Class A Shares ......       9.77      0.5481/(a)/      0.0806/(a)/     --            0.6287        (0.5489)       --

1995-Institutional
     Shares ..............       9.74      0.5630/(a)/      0.0717/(a)/     --            0.6347        (0.5759)       --
1995-Administration
     Shares ..............       9.74      0.5366/(a)/      0.0737/(a)/     --            0.6103        (0.5528)       --
1995-Class A
     Shares/(c)/..........       9.79      0.2721/(a)/     (0.0090)/(a) /   --            0.2631        (0.2697)       --


1994-Institutional
     Shares ..............      10.00      0.4341/(a)/     (0.2455)/(a) /   --            0.1886        (0.4486)       --
1994-Administration
     Shares ..............      10.00      0.4211/(a)/     (0.2572)/(a) /   --            0.1639        (0.4239)       --

1993-Institutional
     Shares ..............      10.04      0.4397          (0.0376)/(d) /   --            0.4021        (0.4397)       --
1993-Administration
     Shares/(e)/..........      10.02      0.2146          (0.0173)/(d) /   --            0.1973        (0.2146)       --

1992-Institutional
     Shares ..............      10.03      0.5599          (0.0029)/(d) /   --            0.5570        (0.5470)       --


For the Period July 17, 1991/(g)/through October 31,
------------------------------------------------------

1991-Institutional
     Shares ..............      10.00      0.1531           0.0322/(d)/     --            0.1853        (0.1553)       --


                                     Distributions to shareholders
                          ----------------------------------------------------------
                                         In excess of
                                         net realized                                    Net
                                            gain on                                   increase
                             In excess    investment,      From         Total        (decrease)     Net asset
                              of net      option and       paid     distributions      in net        value at
                            investment      futures         in            to            asset         end of        Total
                              income     transactions    capital     shareholders       value         period       return/(k)/
                          ----------------------------------------------------------------------------------------------------


                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
------------------------------------------------------
1997-Institutional
     Shares ..............       --          --           --            $(0.2887)        $0.0300        $9.86       3.28%/(f)/
1997-Administration
     Shares ..............       --          --           --             (0.2765)         0.0300         9.86       3.16/(f)/
1997-Service
     Shares/(m)/ .........       --          --           --             (0.0527)         0.0200         9.86       0.74/(f)/
1997-Class A Shares ......       --          --           --             (0.2766)         0.0300         9.86       3.16/(f)/

For the Year Ended October 31,
------------------------------------------------------
1996-Institutional
     Shares ..............    (0.0206)       --           --             (0.5931)         0.0600         9.83       6.86
1996-Administration
     Shares ..............    (0.0198)       --           --             (0.5687)         0.0600         9.83       6.60
1996-Class A Shares ......    (0.0198)       --           --             (0.5687)         0.0600         9.83       6.60

1995-Institutional
     Shares ..............    (0.0287)       --           --             (0.6046)         0.0301         9.77       6.75
1995-Administration
     Shares ..............    (0.0275)       --           --             (0.5803)         0.0300         9.77       6.48
1995-Class A
     Shares/(c)/..........    (0.0134)       --           --             (0.2831)        (0.0200)        9.77       2.74/(f)/

1994-Institutional
     Shares ..............    --             --           --             (0.4486)        (0.2600)        9.74       1.88
1994-Administration
     Shares ..............    --             --           --             (0.4239)        (0.2600)        9.74       1.63

1993-Institutional
     Shares ..............    (0.0024)       --           --             (0.4421)        (0.0400)       10.00       4.13
1993-Administration
     Shares/(e)/..........    (0.0027)       --           --             (0.2173)        (0.0200)       10.00       2.01/(f)/

1992-Institutional
     Shares ..............    --             --           --             (0.5470)         0.0100        10.04       6.12


For the Period July 17, 1991/(g)/through October 31
------------------------------------------------------
1991-Institutional Shares.    --             --           --             (0.1553)         0.0300        10.03       2.14/(f)/


                                                                                    Ratios assuming
                                                                                   no voluntary waiver
                                                                                       of fees or
                                                                                   expense limitations
                                                                               ----------------------------
                                         Ratio of                                              Ratio of
                                           net                         Net                        net
                           Ratio of     investment                   assets                   investment
                              net         income                     at end       Ratio of      income
                           expenses       (loss)      Portfolio        of         expenses      (loss)
                           to average   to average     turnover      period      to average   to average
                           net assets   net assets     rate/(d)/    (in 000s)    net assets   net assets
                          ---------------------------------------------------------------------------------

                                   ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
------------------------------------------------------
1997-Institutional
     Shares ..............   0.45%/(b)/     6.08%/(b)/    25.64%       $549,611    0.51%/(b)/      6.02%/(b)/
1997-Administration
     Shares ..............   0.70/(b)/      5.83/(b)/     25.64           4,182    0.76/(b)/       5.77/(b)/
1997-Service
     Shares/(m)/ .........   0.95/(b)/      5.64/(b)/     25.64              22    1.01/(b)/       5.58/(b)/
1997-Class A Shares ......   0.70/(b)/      5.61/(b)/     25.64          39,063    1.01/(b)/       5.30/(b)/

For the Year Ended October 31,
------------------------------------------------------
1996-Institutional
     Shares ..............   0.45           5.85          52.36         613,149    0.51            5.79
1996-Administration
     Shares ..............   0.70           5.59          52.36           3,792    0.76            5.53
1996-Class A Shares ......   0.70           5.59          52.36          10,728    1.01            5.28

1995-Institutional
     Shares ..............   0.46           5.77          24.12         657,358    0.53            5.70
1995-Administration
     Shares ..............   0.71           5.50          24.12           3,572    0.78            5.43
1995-Class A
     Shares/(c)/..........   0.69/(b)/      5.87/(b)/     24.12          15,203    1.01/(b)/       5.55/(b)/

1994-Institutional
     Shares ..............   0.46           4.38          37.81         942,523    0.49            4.35
1994-Administration
     Shares ..............   0.71           4.27          37.81           6,960    0.74            4.24

1993-Institutional
     Shares ..............   0.45           4.36         103.74       2,760,871    0.48            4.33
1993-Administration
     Shares/(e)/..........   0.70/(b)/      3.81/(b)/    103.74           5,326    0.73/(b)/       3.78/(b)/

1992-Institutional
     Shares ..............   0.42           5.61         286.40       2,145,064    0.55            5.48


For the Period July 17, 1991(g)through October 31,
------------------------------------------------------
1991-Institutional
     Shares ..............   0.20/(b)/      7.31/(b)/    145.67/(b)/    239,642    1.02/(b)/       6.49/(b)/

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                               Income (loss) from investment operations/(n)/         Distributions to shareholders
                                       ------------------------------------------------------------- -----------------------------
                                                       Net realized     Net realized
                                                      and unrealized   and unrealized      Total                     From net
                                                       gain (loss)      gain (loss)       income                   realized gain
                            Net asset                 on investment,     on foreign       (loss)                  on investment,
                            value at        Net         option and        currency         from        From net       option
                            beginning   investment       futures          related       investment    investment    and futures
                            of period     income       transactions     transactions    operations      income     transactions
                          -------------------------------------------------------------------------------------------------------

                                                              SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
---------------------------------------------------------------
1997-Institutional Shares.      $9.83   $0.3287/(a)/   $(0.0700)/(a)/       --           $0.2587       $(0.3287)       --
1997-Administration
     Shares ..............       9.85    0.3175/(a)/    (0.0700)/(a)/       --            0.2475        (0.3175)       --
1997-Service Shares ......       9.82    0.3043/(a)/    (0.0700)/(a)/       --            0.2343        (0.3043)       --

For the Year Ended October 31,
---------------------------------------------------------------
1996-Institutional Shares.       9.82    0.6290/(a)/     0.0136/(a)/        --            0.6426        (0.6326)       --
1996-Administration
     Shares/(h)/..........       9.86    0.3837/(a)/     0.0003/(a)/        --            0.3840        (0.3940)       --
1996-Service
     Shares/(i)/..........       9.72    0.3134/(a)/     0.1018/(a)/        --            0.4152        (0.3152)       --

1995-Institutional Shares.       9.64    0.6652/(a)/     0.1666/(a)/        --            0.8318        (0.6518)       --
1995-Administration
     Shares ..............       9.64    0.2384/(a)/    (0.0433)/(a)/       --            0.1951        (0.2051)       --

1994-Institutional Shares.      10.14    0.5628/(a)/    (0.4592)/(a)/       --            0.1036        (0.5598)       (0.0438)
1994-Administration
     Shares ..............      10.14    0.5329/(a)/    (0.4539)/(a)/       --            0.0790        (0.5352)       (0.0438)

1993-Institutional Shares.      10.16    0.5627         (0.0135)/(d)/       --            0.5492        (0.5627)       --
1993-Administration
     Shares/(e)/..........      10.23    0.2725         (0.0900)/(d)/       --            0.1825        (0.2725)       --

1992-Institutional Shares.      10.22    0.6703         (0.0600)/(d)/       --            0.6103        (0.6703)       --

1991-Institutional Shares.      10.00    0.8020          0.2200/(d)/        --            1.0220        (0.8020)       --

1990-Institutional Shares.      10.07    0.8300         (0.0700)/(d)/       --            0.7600        (0.8300)       --

1989-Institutional Shares.      10.10    0.8800             --              --            0.8800        (0.8800)       --

For the Period August 15, 1988/(g)/through October 31,
---------------------------------------------------------------
1988-Institutional Shares.      10.00    0.1800          0.1000/(d)/        --            0.2800        (0.1800)       --


                                        Distributions to shareholders
                          -----------------------------------------------------------
                                          In excess of
                                          net realized                                    Net
                                             gain on                                   increase
                              In excess    investment,      From         Total        (decrease)     Net asset
                               of net      option and       paid     distributions      in net        value at
                             investment      futures         in            to            asset         end of        Total
                               income     transactions    capital     shareholders       value         period       return/(k)/
                          ----------------------------------------------------------------------------------------------------

                                                              SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
---------------------------------------------------------------
1997-Institutional Shares.        --            --          --         $(0.3287)       $(0.0700)       $9.76          2.67%/(f)/
1997-Administration
     Shares ..............        --            --          --          (0.3175)        (0.0700)        9.78          2.55/(f)/
1997-Service Shares ......        --            --          --          (0.3043)        (0.0700)        9.75          2.42/(f)/

For the Year Ended October 31,
---------------------------------------------------------------
1996-Institutional Shares.        --            --          --          (0.6326)         0.0100         9.83          6.75
1996-Administration
     Shares/(h)/..........        --            --          --          (0.3940)        (0.0100)        9.85          4.00/(f)/
1996-Service
     Shares/(i)/..........        --            --          --          (0.3152)         0.1000         9.82          4.35/(f)/

1995-Institutional Shares.        --            --          --          (0.6518)         0.1800         9.82          8.97
1995-Administration
     Shares ..............        --            --          --          (0.2051)        (0.0100)        9.63/(h)/     2.10

1994-Institutional Shares.        --            --          --          (0.6036)        (0.5000)        9.64          0.99
1994-Administration
     Shares ..............        --            --          --          (0.5790)        (0.5000)        9.64          0.73

1993-Institutional Shares.     (0.0065)         --          --          (0.5692)        (0.0200)       10.14          5.55
1993-Administration
     Shares/(e)/..........        --            --          --          (0.2725)        (0.0900)       10.14          1.74

1992-Institutional Shares.        --            --          --          (0.6703)        (0.0600)       10.16          6.24

1991-Institutional Shares.        --            --          --          (0.8020)         0.2200        10.22         10.93

1990-Institutional Shares.        --            --          --          (0.8300)        (0.0700)       10.00          8.23

1989-Institutional Shares.        --            --          (0.0300)    (0.9100)        (0.0300)       10.07          9.08

For the Period August 15, 1988/(g)/through October 31
---------------------------------------------------------------
1988-Institutional Shares.        --            --          --          (0.1800)         0.1000        10.10          3.30/(f)/

                                                                                       Ratios assuming
                                                                                     no voluntary waiver
                                                                                         of fees or
                                                                                     expense limitations
                                                                                 ----------------------------
                                           Ratio of                                              Ratio of
                                             net                         Net                        net
                             Ratio of     investment                   assets                   investment
                                net         income                     at end       Ratio of      income
                             expenses       (loss)      Portfolio        of         expenses      (loss)
                            to average    to average     turnover      period      to average   to average
                            net assets    net assets     rate/(d)/    (in 000s)    net assets   net assets
                          -----------------------------------------------------------------------------------

                                                   SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
---------------------------------------------------------------
1997-Institutional Shares.     0.45%/(b)/   6.44%/(b)/      43.72%     $99,824       0.73%/(b)/     6.16%/(b)/
1997-Administration
     Shares ..............     0.70/(b)/    6.22/(b)/       43.72        1,504       0.98/(b)/      5.94/(b)/
1997-Service Shares ......     0.95/(b)/    5.94/(b)/       43.72        2,522       1.23/(b)/      5.66/(b)/

For the Year Ended October 31,
---------------------------------------------------------------
1996-Institutional Shares.     0.45         6.44           115.45       99,944       0.71           6.18
1996-Administration
     Shares/(h)/..........     0.70/(b)/    5.97/(b)/      115.45          252       0.96/(b)/      5.71/(b)/
1996-Service
     Shares/(i)/..........     0.95/(b)/    6.05/(b)/      115.45        1,822       1.21/(b)/      5.79/(b)/

1995-Institutional Shares.     0.45         6.87           292.56      103,760       0.72           6.60
1995-Administration
     Shares ..............     0.70/(b)/    7.91/(b)/      292.56           --       0.90/(b)/      7.71/(b)/

1994-Institutional Shares.     0.45         5.69           289.79      193,095       0.59           5.55
1994-Administration
     Shares ..............     0.70         5.38           289.79          730       0.84           5.24

1993-Institutional Shares.     0.45         5.46           411.66      359,708       0.64           5.31
1993-Administration
     Shares/(e)/..........     0.70/(b)/    4.84/(b)/      411.66       16,490      0.80/(b)/       4.74/(b)/

1992-Institutional Shares.     0.45         6.60           216.07      277,927      0.69            6.36

1991-Institutional Shares.     0.45         8.25           155.44      158,848      0.79            7.91

1990-Institutional Shares.     0.45         8.62           173.21       68,995      0.95            8.12

1989-Institutional Shares.     0.46         8.71           137.37       31,015      1.39            7.78+

For the Period August 15, 1988/(g)/through October 31
---------------------------------------------------------------
1988-Institutional Shares.     0.55/(b)/    8.55/(b)/      167.00/(b)/  39,052      1.42/(b)/       7.68/(b)/

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                               Income (loss) from investment operations/(n)/         Distributions to shareholders
                                       ------------------------------------------------------------- -----------------------------
                                                       Net realized     Net realized
                                                      and unrealized   and unrealized      Total                     From net
                                                       gain (loss)      gain (loss)       income                   realized gain
                            Net asset                 on investment,     on foreign       (loss)                  on investment,
                            value at        Net         option and        currency         from        From net       option
                            beginning   investment       futures          related       investment    investment    and futures
                            of period     income       transactions     transactions    operations      income     transactions
                          -------------------------------------------------------------------------------------------------------

                                                   SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
---------------------------------------------------------------
1997-Institutional Shares.      $9.96   $0.2097/(a)/   $(0.0200)/(a)/       --           $0.1897       $(0.2097)       --
1997-Administration
   Shares ................       9.96    0.1976/(a)/    (0.0200)/(a)/       --            0.1776        (0.1976)       --
1997-Service Shares.......       9.97    0.1852/(a)/    (0.0300)/(a)/       --            0.1552        (0.1852)       --

For the Year Ended October 31,
---------------------------------------------------------------
1996-Institutional Shares.       9.94    0.4192/(a)/     0.0200/(a)/       --            0.4392        (0.4192)       --
1996-Administration
   Shares ................       9.94    0.3944/(a)/     0.0200/(a)/       --            0.4144        (0.3944)       --
1996-Service Shares.......       9.95    0.3697/(a)/     0.0200/(a)/       --            0.3897        (0.3697)       --

1995-Institutional Shares.       9.79    0.4235/(a)/     0.1500/(a)/       --            0.5735        (0.4235)       --
1995-Administration
   Shares ................       9.79    0.3989/(a)/     0.1500/(a)/       --            0.5489        (0.3989)       --
1995-Service Shares ......       9.79    0.3744/(a)/     0.1600/(a)/       --            0.5344        (0.3744)       --

1994-Institutional Shares.      10.23    0.3787/(a)/    (0.3575)/(a)/      --            0.0212        (0.3787)       (0.0825)
1994-Administration
   Shares ................      10.23    0.3537/(a)/    (0.3575)/(a)/      --           (0.0038)       (0.3537)       (0.0825)
1994-Service Shares/(j)/..       9.86    0.0475/(a)/    (0.0700)/(a)/      --           (0.0225)       (0.0475)       --

1993-Institutional Shares.       9.93    0.3834          0.3000/(d)/       --            0.6834        (0.3834)       --
1993-Administration
   Shares/(j)/............      10.16    0.1555          0.0720/(d)/       --            0.2275        (0.1555)       --

For the Period October 1, 1992/(g)/through October 31,
-------------------------------------------------------------------
1992-Institutional Shares.      10.00    0.0341         (0.0700)/(d)/      --           (0.0359)       (0.0341)       --


                                        Distributions to shareholders
                          ---------------------------------------------------------
                                         In excess of
                                         net realized                                    Net
                                            gain on                                   increase
                             In excess    investment,      From         Total        (decrease)     Net asset
                              of net      option and       paid     distributions      in net        value at
                            investment      futures         in            to            asset         end of        Total
                              income     transactions    capital     shareholders       value         period       return/(k)/
                          ----------------------------------------------------------------------------------------------------

                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
-------------------------------------------------------------------
1997-Institutional Shares.      --            --            --          $(0.2097)       $(0.0200)       $9.94       1.91%/(f)/
1997-Administration
   Shares ................      --            --            --           (0.1976)        (0.0200)        9.94       1.79/(f)/
1997-Service Shares.......      --            --            --           (0.1852)        (0.0300)        9.94       1.56/(f)/

For the Year Ended October 31,
-------------------------------------------------------------------
1996-Institutional Shares.      --            --            --           (0.4192)         0.0300         9.96       4.50
1996-Administration
   Shares ................      --            --            --           (0.3944)         0.0300         9.96       4.24
1996-Service Shares.......      --            --            --           (0.3697)         0.0200         9.97       3.98

1995-Institutional Shares.      --            --            --           (0.4235)         0.1500         9.94       5.98
1995-Administration
   Shares ................      --            --            --           (0.3989)         0.1500         9.94       5.76
1995-Service Shares ......      --            --            --           (0.3744)         0.1600         9.95       5.59

1994-Institutional Shares.      --            --            --           (0.4612)        (0.4400)        9.79       0.17
1994-Administration
   Shares ................      --            --            --           (0.4362)        (0.4400)        9.79      (0.11)
1994-Service Shares/(j)/..      --            --            --           (0.0475)        (0.0700)        9.79      (0.32)/(f)/

1993-Institutional Shares.      --            --            --           (0.3834)         0.3000        10.23       7.03

1993-Administration
   Shares/(j)/............      --            --            --           (0.1555)         0.0720        10.23       2.28/(f)/

For the Period October 1, 1992/(g)/through October 31,
-------------------------------------------------------------------
1992-Institutional Shares.      --            --            --           (0.0341)        (0.0700)        9.93      (0.34)/(f)/


                                                                                       Ratios assuming
                                                                                     no voluntary waiver
                                                                                         of fees or
                                                                                     expense limitations
                                                                                 ----------------------------
                                           Ratio of                                              Ratio of
                                             net                         Net                        net
                             Ratio of     investment                   assets                   investment
                                net         income                     at end       Ratio of      income
                             expenses       (loss)      Portfolio        of         expenses      (loss)
                            to average    to average     turnover      period      to average   to average
                            net assets    net assets     rate/(d)/    (in 000s)    net assets   net assets
                          -----------------------------------------------------------------------------------

                                                   SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
-------------------------------------------------------------------
1997-Institutional Shares.   0.45%/(b)/     4.24%/(b)/      99.59%      $37,159      1.05%/(b)/      3.64%/(b)/
1997-Administration
   Shares ................   0.70/(b)/      4.03/(b)/       99.59           113      1.30/(b)/       3.43/(b)/
1997-Service Shares.......   0.95/(b)/      3.77/(b)/       99.59         1,045      1.55/(b)/       3.17/(b)/

For the Year Ended October 31,
-------------------------------------------------------------------
1996-Institutional Shares.   0.45           4.21           231.65        34,814      1.01            3.65
1996-Administration
   Shares ................   0.70           3.96           231.65            48      1.26            3.40
1996-Service Shares.......   0.95           3.74           231.65           695      1.51            3.18

1995-Institutional Shares.   0.45           4.31           259.52        58,389      0.77            3.99
1995-Administration
   Shares ................   0.70           4.14           259.52            46      1.02            3.82
1995-Service Shares ......   0.95           3.87           259.52           454      1.27            3.55

1994-Institutional Shares.   0.45           3.74           354.00        83,704      0.61            3.58
1994-Administration
   Shares ................   0.70           3.51           354.00         3,866      0.86            3.35
1994-Service Shares/(j)/..   0.95/(b)/      4.30/(b)/      354.00           440      1.11/(b)/       4.14/(b)/


1993-Institutional Shares.   0.41           3.70           404.60       115,803      1.06            3.05
1993-Administration
   Shares/(j)/............   0.70/(b)/      3.32/(b)/      404.60           911      1.07/(b)/       2.95/(b)/

For the Period October 1, 1992/(g)/through October 31,
-------------------------------------------------------------------
1992-Institutional Shares.   0.05/(b)/      4.58/(b)/       31.19/(f)/   14,601      2.68/(b)/       1.95/(b)/

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------



                                               Income (loss) from investment operations/(n)/         Distributions to shareholders
                                       ------------------------------------------------------------- -----------------------------
                                                       Net realized     Net realized
                                                      and unrealized   and unrealized      Total                     From net
                                                       gain (loss)      gain (loss)       income                   realized gain
                            Net asset                 on investment,     on foreign       (loss)                  on investment,
                            value at        Net         option and        currency         from        From net       option
                            beginning   investment       futures          related       investment    investment    and futures
                            of period     income       transactions     transactions    operations      income     transactions
                          -------------------------------------------------------------------------------------------------------

                                                         CORE FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
------------------------------------------------------
1997-Institutional
     Shares ..............      $9.85     $0.3236        $(0.1403)        $(0.0003)      $0.1830       $(0.3230)       --
1997-Administrative
     Shares ..............       9.84      0.3108         (0.1398)         (0.0003)       0.1707        (0.3107)       --
1997-Service Shares  .....       9.86      0.2991         (0.1399)         (0.0003)       0.1589        (0.2989)       --

For the Year Ended October 31,
------------------------------------------------------
1996-Institutional
     Shares ..............      10.00      0.6448         (0.0704)         --             0.5744        (0.6438)       (0.0806)
1996-Administrative
     Shares/(l)/ .........       9.91      0.4083         (0.0703)         --             0.3380        (0.4080)       --
1996-Service
     Shares/(l)/ .........       9.77      0.3756          0.0898          --             0.4654        (0.3754)       --

1995-Institutional
     Shares ..............       9.24      0.6423          0.7610          --             1.4033        (0.6433)       --

For the Period January 5, 1994/(g)/through October 31,
------------------------------------------------------
1994-Institutional Shares.      10.00      0.4648         (0.7617)         --            (0.2969)       (0.4648)       --


                                       Distributions to shareholders
                           -----------------------------------------------------------
                                           In excess of
                                           net realized                                    Net
                                              gain on                                   increase
                               In excess    investment,      From         Total        (decrease)     Net asset
                                of net      option and       paid     distributions      in net        value at
                              investment      futures         in            to            asset         end of        Total
                                income     transactions    capital     shareholders       value         period       return/(k)/
                          ------------------------------------------------------------------------------------------------------

                                                            CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30,
-------------------------------------------------------
1997-Institutional
     Shares ..............        --          --           --            $(0.3230)      $(0.1400)       $9.71       1.87%/(f)/
1997-Administrative
     Shares ..............        --          --           --             (0.3107)       (0.1400)        9.70       1.75/(f)/
1997-Service Shares  .....        --          --           --             (0.2989)       (0.1400)        9.72       1.63/(f)/

For the Year Ended October 31,
-------------------------------------------------------
1996-Institutional
     Shares ..............        --          --           --             (0.7244)       (0.1500)        9.85       5.98
1996-Administrative
     Shares/(l)/ .........        --          --           --             (0.4080)       (0.0700)        9.84       3.56/(f)/
1996-Service
     Shares/(l)/ .........        --          --           --             (0.3754)        0.0900         9.86       4.90/(f)/

1995-Institutional
     Shares ..............        --          --           --             (0.6433)        0.7600        10.00      15.72

For the Period January 5, 1994/(g)/through October 31,
-------------------------------------------------------
1994-Institutional Shares.        --          --           --             (0.4648)       (0.7617)        9.24      (3.00)


                                                                                        Ratios assuming
                                                                                      no voluntary waiver
                                                                                          of fees or
                                                                                      expense limitations
                                                                                  ----------------------------
                                            Ratio of                                              Ratio of
                                              net                         Net                        net
                              Ratio of     investment                   assets                   investment
                                 net         income                     at end       Ratio of      income
                              expenses       (loss)      Portfolio        of         expenses      (loss)
                             to average    to average     turnover      period      to average   to average
                             net assets    net assets     rate/(d)/    (in 000s)    net assets   net assets
                          ------------------------------------------------------------------------------------

                                                   CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------

For the Six Months Ended April 30,
------------------------------------------------------
1997-Institutional
     Shares ..............      0.45%/(b)/    6.66%/(b)/    174.52%        $73,483    0.76%/(b)/    6.35%/(b)/
1997-Administrative
     Shares ..............      0.70/(b)/     6.49/(b)/     174.52           6,194    1.01/(b)/     6.18/(b)/
1997-Service Shares  .....      0.95/(b)/     6.22/(b)/     174.52           1,108    1.26/(b)/     5.91/(b)/

For the Year Ended October 31,
------------------------------------------------------
1996-Institutional
     Shares ..............      0.45          6.51          414.20          72,061    0.83          6.13
1996-Administrative
     Shares/(l)/ .........      0.70/(b)/     6.41/(b)/     414.20             702    1.08/(b)/     6.03/(b)/
1996-Service
     Shares/(l)/ .........      0.95/(b)/     6.37/(b)/     414.20             381    1.33/(b)/     5.99/(b)/

1995-Institutional
     Shares ..............      0.45          6.56          383.26          55,502    0.96          6.05

For the Period January 5, 1994/(g)/through October 31,
------------------------------------------------------
1994-Institutional
     Shares ..............      0.45/(b)/     6.48/(b)/     288.25          24,508    1.46/(b)/     5.47/(b)/

/(a)/ Calculated based on the average shares outstanding methodology.

/(b)/ Annualized.

/(c)/ Class A share activity commenced on May 15, 1995.

/(d)/ Includes the effect of mortgage dollar roll transactions.

/(e)/ Administration share activity commenced on April 15, 1993.

/(f)/ Not annualized.

/(g)/ Commencement of operations.

/(h)/ Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

/(i)/ Service share activity commenced on April 10, 1996.

/(j)/ Administration and service share activity commenced on May 20, 1993 and September 20, 1994 respectively.

/(k)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. For Class A shares only, total return would be reduced if a sales charge were taken into account.

/(l)/ Administration and Service share activity commenced on February 28, 1996 and March 13, 1996 respectively.

/(m)/ Service share activity commenced on March 27, 1997.

/(n)/ Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

Goldman Sachs
1 New York Plaza
New York, NY 10004







Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary




Goldman Sachs
Investment Adviser,
Distributor and Transfer Agent




FISARINST
------------------------------------------------------------------------------
The Goldman Sachs
Fixed Income Funds

------------------------------------------------------------------------------

Semiannual Report
April 30, 1997





Goldman Sachs Adjustable Rate Government Fund
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Core Fixed Income Fund

[LOGO OF GOLDMAN SACHS APPEARS HERE]
------------------------------------------------------------------------------